Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 10, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TF FINANCIAL CORP
Entity Central Index Key	0000921051
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48,400,000
Entity Common Stock, Shares Outstanding		2,839,931
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 31,137	$ 14,928
Investment securities
Available for sale	102,284	114,503
Held to maturity (fair value of $2,271 and $2,928 as of December 31, 2012 and 2011, respectively)	1,965	2,588
Loans receivable, net	526,720	494,125
Loans receivable, held for sale	706	488
Federal Home Loan Bank stock-at cost	5,431	7,657
Accrued interest receivable	2,460	2,610
Premises and equipment, net	6,108	6,559
Goodwill	4,324	4,324
Bank owned life insurance	19,109	18,506
Other assets	11,592	15,641
TOTAL ASSETS	711,836	681,929
Liabilities
Deposits	560,315	551,288
Advances from the FHLB	60,656	46,908
Advances from borrowers for taxes and insurance	2,880	2,322
Accrued interest payable	817	1,375
Other liabilities	4,223	2,628
Total liabilities	628,891	604,521
Stockholders' equity
Preferred stock, no par value; 2,000,000 shares authorized at December 31, 2012 and 2011, none issued	0	0
Common stock, $0.10 par value; 10,000,000 shares authorized, 5,290,000 shares issued, 2,838,493 and 2,831,874 shares outstanding at December 31, 2012 and 2011, respectively, net of shares in treasury: 2012-2,451,507; 2011-2,458,126.	529	529
Additional paid-in capital	54,328	54,118
Unearned ESOP shares	(970)	(1,097)
Treasury stock-at cost	(50,896)	(51,032)
Retained earnings	78,984	74,144
Accumulated other comprehensive income	970	746
Total stockholders' equity	82,945	77,408
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 711,836	$ 681,929

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities
Mortgage-backed securities held to maturity, fair value	$ 2,271	$ 2,928
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	5,290,000	5,290,000
Common stock, outstanding (in shares)	2,838,493	2,831,874
Common stock, in treasury (in shares)	2,451,507	2,458,126

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans, including fees	$ 25,205	$ 26,373
Investment securities
Fully taxable	2,315	3,406
Exempt from federal taxes	1,692	1,506
Interest-bearing deposits and other	8	3
TOTAL INTEREST INCOME	29,220	31,288
Interest expense
Deposits	3,532	5,467
Borrowings	1,405	1,948
TOTAL INTEREST EXPENSE	4,937	7,415
NET INTEREST INCOME	24,283	23,873
Provision for loan losses	2,400	3,728
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	21,883	20,145
Noninterest income
Service fees, charges and other operating income	1,771	1,698
Gain on sale of investment securities	85	760
Bank owned life insurance	603	638
Gain on sale of loans	1,350	524
Gain on disposition of premises and equipment	277	0
TOTAL NONINTEREST INCOME	4,086	3,620
Noninterest expense
Compensation and benefits	10,982	10,525
Occupancy and equipment	2,795	2,972
Federal deposit insurance premiums	596	675
Professional fees	1,284	1,331
Marketing and advertising	346	312
Foreclosed real estate expense	811	805
Other operating	2,047	2,197
TOTAL NONINTEREST EXPENSE	18,861	18,817
INCOME BEFORE INCOME TAXES	7,108	4,948
Income tax expense	1,725	1,019
NET INCOME	$ 5,383	$ 3,929
Earnings per share-basic (in dollars per share)	$ 1.97	$ 1.45
Earnings per share-diluted (in dollars per share)	$ 1.97	$ 1.45
Weighted average shares outstanding:
Basic (in shares)	2,726,133	2,702,200
Diluted (in shares)	2,729,762	2,702,710

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) [Abstract]
Net income	$ 5,383	$ 3,929
Investment securities available for sale:
Unrealized holding gains	321	3,023
Tax effect	(109)	(1,028)
Reclassification adjustment for gains realized in net income	(85)	(760)
Tax effect	29	258
Net of tax amount	156	1,493
Pension plan benefit adjustment:
Related to actuarial losses and prior service cost	103	(2,059)
Tax effect	(35)	701
Net of tax amount	68	(1,358)
Total other comprehensive income	224	135
Comprehensive income	$ 5,607	$ 4,064

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 529	$ 53,964	$ (1,217)	$ (51,220)	$ 70,749	$ 611	$ 73,416
Balance (in shares) at Dec. 31, 2010	2,694,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	136	120	0	0	0	256
Allocation of ESOP shares (in shares)	12,018
Purchase of treasury stock	0	0	0	(122)	0	0	(122)
Purchase of treasury stock (in shares)	(5,439)
Cash dividends-common stock	0	0	0	0	(534)	0	(534)
Director compensation	0	0	0	69	0	0	69
Director compensation (in shares)	3,248
Compensation expense restricted shares	0	13	0	0	0	0	13
Exercise of options	0	(16)	0	227	0	0	211
Exercise of options (in shares)	10,916
Income tax benefit arising from stock compensation	0	3	0	0	0	0	3
Stock option expense	0	32	0	0	0	0	32
Vesting of restricted stock grant	0	(14)	0	14	0	0	0
Vesting of restricted stock grant (in shares)	700
Unrealized gains on securities, net of tax	0	0	0	0	0	1,493	1,493
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	(1,358)	(1,358)
Net income	0	0	0	0	3,929	0	3,929
Balance at Dec. 31, 2011	529	54,118	(1,097)	(51,032)	74,144	746	77,408
Balance (in shares) at Dec. 31, 2011	2,716,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocation of ESOP shares	0	190	127	0	0	0	317
Allocation of ESOP shares (in shares)	13,104
Cash dividends-common stock	0	0	0	0	(543)	0	(543)
Director compensation	0	20	0	129	0	0	149
Director compensation (in shares)	6,304
Exercise of options	0	0	0	7	0	0	7
Exercise of options (in shares)	315
Deferred tax adjustment arising from stock compensation	0	(27)	0	0	0	0	(27)
Stock option expense	0	27	0	0	0	0	27
Unrealized gains on securities, net of tax	0	0	0	0	0	156	156
Adjustment to record funded status of pension, net of tax	0	0	0	0	0	68	68
Net income	0	0	0	0	5,383	0	5,383
Balance at Dec. 31, 2012	$ 529	$ 54,328	$ (970)	$ (50,896)	$ 78,984	$ 970	$ 82,945
Balance (in shares) at Dec. 31, 2012	2,735,842

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Cash dividends for common stock (in dollars per share)	$ 0.2	$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 5,383	$ 3,929
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and impairment adjustment of mortgage loan servicing rights	358	353
Premiums and discounts on investment securities, net	245	135
Premiums and discounts on mortgage-backed securities, net	320	166
Deferred loan origination costs, net	150	194
Deferred income taxes	1,194	(77)
Provision for loan losses	2,400	3,728
Depreciation of premises and equipment	781	853
Increase in value of bank owned life insurance	(603)	(638)
Stock-based compensation	493	370
Proceeds from sale of loans originated for sale	53,521	26,453
Origination of loans held for sale	(52,940)	(26,525)
Loss on foreclosed real estate	471	459
Gain on:
Sale of investment securities	(85)	(760)
Sale of loans held for sale	(1,350)	(524)
Disposition of premises and equipment	(277)	0
Decrease (increase) in:
Accrued interest receivable	150	128
Other assets	(248)	419
(Decrease) increase in:
Accrued interest payable	(558)	(409)
Other liabilities	307	426
NET CASH PROVIDED BY OPERATING ACTIVITIES	9,712	8,680
INVESTING ACTIVITIES
Loan originations	(132,292)	(94,586)
Loan principal payments	93,622	92,523
Proceeds from sale of foreclosed real estate	7,626	836
Proceeds from disposition of premises and equipment	356	0
Proceeds from maturities of investment securities available for sale	5,765	6,860
Principal repayments on mortgage-backed securities held to maturity	622	583
Principal repayments on mortgage-backed securities available for sale	26,195	26,651
Proceeds from sale of investment securities available for sale	0	9,206
Proceeds from sale of mortgage-backed securities available for sale	3,822	1,518
Purchase of investment securities available for sale	(6,982)	(13,051)
Purchase of mortgage-backed securities available for sale	(16,824)	(18,646)
Purchase of premises and equipment	(409)	(615)
Redemption of Federal Home Loan Bank stock	2,226	1,744
NET CASH (USED) PROVIDED BY INVESTING ACTIVITIES	(16,273)	13,023
FINANCING ACTIVITIES
Net increase in customer deposits	9,027	1,153
Proceeds of long-term FHLB borrowings	39,197	6,573
Repayment of long-term FHLB borrowings	(25,449)	(21,652)
Net increase in advances from borrowers for taxes and insurance	558	156
Treasury stock acquired	0	(122)
Exercise of stock options	7	211
Deferred tax adjustment arising from stock compensation	(27)	0
Tax benefit arising from stock compensation	0	3
Common stock dividends paid	(543)	(534)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	22,770	(14,212)
NET INCREASE IN CASH AND CASH EQUIVALENTS	16,209	7,491
Cash and cash equivalents at beginning of period	14,928	7,437
Cash and cash equivalents at end of period	31,137	14,928
Cash paid for:
Interest on deposits and borrowings	5,495	7,824
Income taxes	475	1,030
Noncash transactions:
Capitalization of mortgage servicing rights	551	238
Transfers from loans to foreclosed real estate	$ 3,525	$ 5,544

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

TF Financial Corporation (the "Company") is a unitary savings and loan holding company, organized under the laws of the Commonwealth of Pennsylvania, which conducts its consumer banking operations primarily through its wholly owned subsidiary, 3rd Fed Bank ("3rd Fed" or the "Bank"). 3rd Fed is a Pennsylvania-chartered stock savings bank insured by the Federal Deposit Insurance Corporation (the "FDIC"). 3rd Fed is a community-oriented savings institution and conducts operations from its main office in Newtown, Pennsylvania, eleven full-service branch offices located in Philadelphia and Bucks Counties, Pennsylvania, and two full-service branch offices located in Mercer County, New Jersey. The Bank competes with other banking and financial institutions in its primary market communities, including financial institutions with resources substantially greater than its own. Commercial banks, savings banks, savings and loan associations, credit unions and money market funds actively compete for savings and time deposits and loans. Such institutions, as well as consumer finance and insurance companies, may be considered competitors of the Bank with respect to one or more of the services it renders.

The Bank is subject to regulations of certain state and federal agencies and, accordingly, those regulatory authorities conduct periodic examinations. As a consequence of the extensive regulation of commercial banking activities, the Bank's business is particularly susceptible to being affected by state and federal legislation and regulations.

a.           Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Penns Trail Development Corporation and 3rd Fed, including 3rd Fed's wholly owned subsidiaries, Third Delaware Corporation and Teragon Financial Corporation (collectively, the "Company"). All material intercompany balances and transactions have been eliminated in consolidation.

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America ("US GAAP") and predominant practices within the banking industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The more significant accounting policies are summarized below.

b.           Cash and Cash Equivalents

The Company considers cash, due from banks, and interest-bearing deposits in other financial institutions, with original terms to maturity of less than three months, as cash equivalents for presentation purposes in the consolidated balance sheets and cash flows. The Company is required to maintain certain cash reserves relating to deposit liabilities. This requirement is ordinarily satisfied by cash on hand.

c.           Investment and Mortgage-Backed Securities

The Company classifies its investment and mortgage-backed securities in one of three categories: held to maturity, trading, or available for sale. The Company does not presently engage in security trading activities.

Investment and mortgage-backed securities available for sale are stated at fair value, with net unrealized gains and losses excluded from income and reported in other comprehensive income. See Note 16-Fair Value Measurements and Fair Value of Financial Instruments which defines the basis for determining fair value. Realized gains and losses on the sale of securities are recognized using the specific identification method.

Mortgage-backed securities held to maturity are carried at cost, net of unamortized premiums and discounts, which are recognized in interest income using the interest method.

On a quarterly basis, temporarily impaired securities are evaluated to determine whether such impairment is other-than-temporary impairment ("OTTI"). This evaluation involves consideration of the length of time and the amount by which the fair value has been lower than amortized cost, the financial condition and credit rating of the issuer, the changes in fair value in relation to the change in market interest rates and other relevant information. In addition, with respect to mortgage-backed securities issued by government and quasi-governmental agencies (i.e. Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA")), the Company considers the ultimate payment of principal and interest as an obligation of the United States Government and thus assured. With respect to mortgage-backed securities issued by private parties, the Company studies delinquencies, loss rates, loss severity and other information related to the underlying loans in order to form an opinion regarding the possibility of a cash flow shortfall. The Company also evaluates its intent to hold, intent to sell or need to sell the securities in light of its investment strategy, cash flow needs, interest rate risk position, prospects for the issuer and all other relevant factors.

d.           Loans Receivable, net

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at unpaid principal balances less the allowance for loan losses, and net of deferred loan origination fees and direct origination costs. Loan origination fees and costs on loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for actual prepayments.

The Bank provides valuation allowances for estimated losses from uncollectible loans. The allowance is increased by provisions charged to expense and reduced by net charge-offs. On a quarterly basis, the Bank prepares an allowance for loan losses ("ALLL") analysis. In the analysis, the loan portfolio is segmented into groups of homogeneous loans that share similar risk characteristics: owner and non-owner occupied commercial, multi-family real estate, construction, commercial and industrial, one-to four-family residential, and consumer which is predominately real estate secured junior liens and home equity lines of credit as well as other consumer loans. Each segment is assigned reserve factors based on quantitative and qualitative measurements. In addition, the Bank reviews its internally classified loans, its loans classified for regulatory purposes, delinquent loans, and other relevant information in order to isolate loans for further scrutiny as potentially impaired loans.

Quantitative factors include an actual expected loss factor based on historical loss experience over a relevant look-back period. Quantitative factors also include the Bank's actual risk ratings for the commercial loan segments as determined in accordance with loan review and loan grading policies and procedures, and additional factors as determined by management to be representative of additional risk due to the loan's geographic location, type, and other attributes. These quantitative factors are adjusted if necessary, up or down, based on actual experience and an evaluation of qualitative factors.

Qualitative factors are based upon: (1) changes in lending policies and procedures, including but not limited to changes in underwriting standards and collection, charge-off, and recovery practices not considered elsewhere in estimating credit losses; (2) changes in international, national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments; (3) changes in the nature and volume of the portfolio and in the terms of loans; (4) changes in the experience, ability, and depth of lending management and other relevant staff; (5) changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans; (6) changes in the quality of the loan review system; (7) changes in the value of underlying collateral for collateral dependent loans; (8) the existence and effect of any concentration of credit, and changes in the level of such concentrations; and (9) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the existing loan portfolio.

Potentially impaired loans selected for individual evaluation are reviewed in accordance with US GAAP which governs the accounting for impaired assets and consideration of regulatory guidance regarding treatment of troubled, collateral dependent loans. Each potentially impaired loan is evaluated using all available information such as recent appraisals, whether the loan is currently on accrual or nonaccrual status, discounted cash flow analyses, guarantor financial strength, the value of additional collateral, and the loan's and borrower's past performance to determine whether in management's best judgment it is probable that the Bank will be unable to collect all contractual interest and principal in accordance with the loan's terms. Loans deemed impaired are generally assigned a reserve derived from the value of the underlying collateral. Loans deemed not to be impaired are assigned a reserve factor based upon the class from which they were selected.

The ALLL needed as a result of the foregoing evaluations is compared with the unadjusted amount, and an adjustment is made by means of a provision charged to expense for loan losses. Recognizing the inherently imprecise nature of the loss estimates and the large number of assumptions needed in order to perform the analysis, there may be an unallocated portion of the ALLL. Management adjusts the unallocated portion to an amount which management considers reasonable under the circumstances.

The Bank provides an allowance for accrued but uncollected interest when a loan becomes more than ninety days past due or is identified as impaired. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer impaired, in which case the loan is returned to accrual status.

e.           Loans Receivable, Held-for-Sale

Mortgage loans originated and intended for sale in the secondary market are carried at fair value on an individual basis. Any resulting gain or loss is included in other operating income.

f.           Troubled Debt Restructurings

Loans whose terms are modified are classified as Troubled Debt Restructurings ("TDRs") if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring may include extending the maturity date of the loan, reducing the interest rate on the loan to a rate which is below market, a combination of rate adjustments and maturity extensions, or by other means including covenant modifications, forbearances or other concessions. Interest income is not accrued on loans that had been placed on nonaccrual prior to the troubled debt restructuring until they have performed in accordance with their restructured terms for a period of at least six months.  The Company evaluates the ALLL needed with respect to TDRs under the same policy and guidelines as all other loans, and TDRs are evaluated individually for impairment.

g.           Transfers of Financial Assets

The Company accounts for the transfers of financial assets using the financial–components approach. This approach recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Mortgage servicing rights ("MSRs") are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Under the applicable accounting guidance regarding servicing assets and liabilities, servicing rights resulting from the sale of loans originated by the Company are initially measured at fair value at the date of transfer. Fair value is based on market prices for comparable mortgage servicing rights, when available, or alternatively is based on a valuation model that calculates the present value of estimated future net servicing income. The Company subsequently recognizes mortgage servicing expense for each class of servicing assets using the amortization method. MSRs are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance charged to servicing fee income for an individual tranche, to the extent that fair value is less than the amortized cost for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to other operating income. These servicing rights are included in other assets in the Consolidated Balance Sheets and are discussed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of loan servicing rights is recorded as a reduction of service fee income.

h.           Premises and Equipment

Land is carried at cost. Buildings and furniture, fixtures and equipment are carried at cost less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated useful lives of the assets. The Company records any impairment of long-lived assets to be held and used or to be disposed of by sale. The Company had no impaired long-lived assets at December 31, 2012 and 2011.

i.           Foreclosed Real Estate

Real estate acquired through, or in lieu of, loan foreclosure is carried at the fair value of the property, based on an appraisal less estimated cost to sell. Revenue and expenses from operations and changes in the valuation allowance (any direct write-down) are included in foreclosed real estate expense. Included in other assets is foreclosed real estate of $7.3 million and $11.7 million at December 31, 2012 and 2011, respectively.

j.           Goodwill

Goodwill does not require amortization but is subject to impairment testing. Goodwill impairment testing allows entities to first assess qualitative factors and circumstance to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. At December 31, 2012, the Company performed an assessment of key factors and determined that impairment of goodwill was not likely.

k.           Bank Owned Life Insurance

The Company maintains life insurance policies on the lives of executives and officers. The Company is the owner and beneficiary of the policies. The cash surrender values of the policies were approximately $19.1 million and $18.5 million at December 31, 2012 and 2011, respectively.

l.           Benefit Plans

The Company has established an ESOP covering eligible employees with six months of service, as defined by the ESOP. The Company records compensation expense in the amount equal to the fair value of shares committed to be released from the ESOP to employees less dividends received on the allocated shares applied to the required debt service of the plan.

The Company has a defined benefit pension plan covering substantially all full-time employees meeting certain requirements. The Company recognizes the overfunded or underfunded status of the defined benefit postretirement plan as an asset or liability in its Consolidated Balance Sheets and recognizes changes in that funded status, including the gains and or losses and prior service costs or credits that were not recognized as components of net periodic benefit cost, in the year in which the changes occur through accumulated other comprehensive income. The Company measures the funded status of a plan as of the date of its year-end Consolidated Balance Sheet.

m.           Stock-Based Compensation

The Company has stock benefit plans that allow the Company to grant options and stock to employees and directors and which are more fully discussed in Note 10-Benefit Plans. The options, which have a term of up to 10 years when issued, vest over a three to five year period. The exercise price of each option equals the market price of the Company's stock on the date of the grant. The Company measures compensation cost at the grant date based on the fair value of the award. Compensation is then recognized over the service period which is usually the vesting period. There were no options granted in 2012 or 2011.

n.           Income Taxes

The Company accounts for income taxes under the liability method whereby deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes due to change in tax rates is recognized in income in the period that includes the enactment date.

o.           Advertising Costs

The Company expenses marketing and advertising costs as incurred.

p.           Earnings Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

q.           Segment Reporting

The Company has one reportable segment, "Community Banking." All of the Company's activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, commercial lending is dependent upon the ability of the Bank to fund itself with retail deposits and other borrowings and to manage interest rate and credit risk. This situation is also similar for consumer and residential mortgage lending. Accordingly, all significant operating decisions are based upon analysis of the Company as one operating segment or unit.

r.           Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 2—RECENT ACCOUNTING PRONOUNCEMENTS

In July 2012, the FASB issued an accounting update, "Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment". The update give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance. The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. This update is not expected to have a significant impact on the Company's financial statements.

In October 2012, the FASB issued an accounting update, " Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution". The update requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The update is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This update is not expected to have a significant impact on the Company's financial statements.

In January 2013, the FASB issued an accounting update, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". The amendment clarifies that the scope of Update 2011-11 as it applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. This update is not expected to have a significant impact on the Company's financial statements.

In February 2013, the FASB issued an accounting update, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments in this update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3—CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	At December 31,
	2012	2011
	(in thousands)
Cash and due from banks	$4,697	$4,498
Interest-bearing deposits in other financial institutions	26,440	10,430
	$31,137	$14,928

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
NOTE 4—INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities isued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$—	$3,030
State and political subdivisions	51,287	3,804	—	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	—	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	—	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

Gross realized gains were $112,000 and $760,000 for the years ended December 31, 2012 and 2011, respectively. These gains resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $2.7 million and $10.7 million for the years ended December 31, 2012 and 2011, respectively. Gross realized losses for the year ended were $27,000, which resulted from the sale proceeds of mortgage-backed securities available for sale of $1.1 million for the year ended December 31, 2012. There were no gross losses resulting from security sales for the year ended December 31, 2011.

The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2012
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$602	$608	$—	$—
Due after one year through five years	9,514	10,040	—	—
Due after five years through ten years	25,154	26,848	—	—
Due after ten years	19,984	22,114	—	—
	55,254	59,610	—	—

Mortgage-backed securities	41,265	42,674	1,965	2,271
Total investment securities	$96,519	$102,284	$1,965	$2,271

Investment securities having an aggregate amortized cost of approximately $7.0 million and $7.1 million were pledged to secure public deposits at December 31, 2012 and 2011, respectively.

There were no securities held other than U.S. Government and agencies from a single issuer that represented more than 10% of stockholders' equity at year end.

The Company also holds stock in the FHLB totaling $5.4 million and $7.7 million as of December 31, 2012 and 2011, respectively. The Company is required to maintain a minimum amount of FHLB stock as determined by its borrowing levels and amount of eligible assets. At December 31, 2012 the Company was required to hold $4.1 million in FHLB stock. FHLB stock can only be repurchased by the FHLB or sold to another member, and all sales must be at par. The Company holds FHLB stock as a long term investment based on the ultimate recoverability of the par value. The Company evaluates potential impairment of its investment in FHLB stock quarterly and considers the following: 1) the magnitude and direction of the change in the net assets of the FHLB as compared to the capital stock amount and the duration of this condition, 2) the ability of the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, 3) the impact of regulatory changes on the FHLB and on its members and 4) the liquidity position of the FHLB. Redemptions of FHLB stock totaled $2.2 million and $1.7 million for the years ended December 31, 2012 and 2011, respectively. After evaluating these factors the Company has concluded that the par value of its investment in FHLB stock is recoverable and no impairment has been recorded during the year ended December 31, 2012 or 2011.

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$—	$—	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$—	$—	$3,442	$(30)

The Company evaluates debt securities on a quarterly basis to determine whether OTTI exists. Unrealized losses primarily relate to interest rate fluctuations and not credit concerns. The Company does not intend to sell these securities and it is not more likely than not that it will be required to sell these securities. Accordingly, unrealized losses at December 31, 2012 and 2011 are not considered other-than-temporary and are therefore reflected in other comprehensive income.

LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE [Abstract]
LOANS RECEIVABLE
NOTE 5—LOANS RECEIVABLE

Loans receivable are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Held for investment:
Residential
Residential mortgages	$323,665	$277,824

Commercial
Real estate-commercial	104,766	110,743
Real estate-residential	21,570	25,801
Real estate-multi-family	19,118	19,906
Construction loans	16,288	16,336
Commercial and industrial loans	4,646	4,414
Total commercial loans	166,388	177,200

Consumer
Home equity and second mortgage	40,143	44,165
Other consumer	1,835	1,971
Total consumer loans	41,978	46,136

Total loans	532,031	501,160
Net deferred loan origination costs and unamortized premiums	1,611	1,065
Less allowance for loan losses	(6,922)	(8,100)
Total loans receivable	$526,720	$494,125

Held for sale:
Residential
Residential mortgages	$706	$488

The following tables present by credit quality indicator the composition of the commercial loan portfolio:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2012
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$91,446	$4,192	$9,128	$—	$104,766
Real estate-residential	19,244	1,018	1,308	—	21,570
Real estate-multi-family	15,751	—	3,367	—	19,118
Construction loans	7,397	4,097	4,794	—	16,288
Commercial and industrial loans	4,565	81	—	—	4,646
Total	$138,403	$9,388	$18,597	$—	$166,388

	At December 31, 2011
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$95,719	$6,189	$8,835	$—	$110,743
Real estate-residential	21,447	2,891	1,463	—	25,801
Real estate-multi-family	12,753	3,768	3,385	—	19,906
Construction loans	4,452	4,312	7,572	—	16,336
Commercial and industrial loans	4,139	100	175	—	4,414
Total	$138,510	$17,260	$21,430	$—	$177,200

In order to assess and monitor the credit risk associated with commercial loans, the Company employs a risk rating methodology whereby each commercial loan is initially assigned a risk grade. At least annually, all risk ratings are reviewed in light of information received such as tax returns, rent rolls, cash flow statements, appraisals, and any other information which may affect the then current risk rating, which may be adjusted upward or downward as a result of this review. At the end of each quarter the risk ratings are summarized and become a component of the evaluation of the allowance for loan losses. The Company's risk rating definitions mirror those promulgated by banking regulators and are as follows:

Pass: A good quality loan characterized by satisfactory liquidity; reasonable debt capacity and coverage; acceptable management in all critical positions and normal operating results for its peer group. The Company has grades 1 through 6 within the Pass category which reflect the increasing amount of attention paid to the individual loan because of, among other things, trends in debt service coverage, management weaknesses, or collateral values.

Special mention: A loan that has potential weaknesses that deserves management's close attention. Although the loan is currently protected, if left uncorrected, potential weaknesses may result in deterioration of the loan's repayment prospects or in the Company's future credit position. Potential weaknesses include: weakening financial condition; an unrealistic repayment program; inadequate sources of funds; lack of adequate collateral, credit information, or documentation. There is currently the capacity to meet interest and principal payments, but further adverse business, financial, or economic conditions may impair the borrower's capacity or willingness to pay interest and repay principal.

Substandard: A loan that is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Although no loss of principal or interest is presently apparent, there is the distinct possibility that a partial loss of interest and/or principal will be sustained if the deficiencies are not corrected. There is a current identifiable vulnerability to default and the dependence upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal.

Doubtful: A loan which has all the weaknesses inherent in a substandard asset with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to strengthen the asset, classification as an estimated loss if deferred until a more exact status is determined. Pending factors include: proposed merger, acquisition, liquidation, capital injection, perfecting liens on additional collateral, and refinancing plans.

Loss: Loans which are considered uncollectible and should be charged off. The Company has charged-off all loans classified as loss.

Loans classified as special mention, substandard or doubtful are monitored individually on a monthly basis. Loans which require impairment evaluation are placed on nonaccrual status and are classified as substandard or doubtful.

The following tables present by credit quality indicator the composition of the residential mortgage and consumer loan portfolios:

Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2012
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$321,400	$2,265	$323,665
Home equity and second mortgage	40,000	143	40,143
Other consumer	1,827	8	1,835
Total	$363,227	$2,416	$365,643

	At December 31, 2011
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$272,322	$5,502	$277,824
Home equity and second mortgage	43,888	277	44,165
Other consumer	1,970	1	1,971
Total	$318,180	$5,780	$323,960

In order to assess and monitor the credit risk associated with residential mortgage loans and consumer loans, which include second mortgage loans and home equity secured lines of credit, the Company relies upon the payment status of the loan. Residential mortgage and other consumer loans 90 days or more past due are placed on nonaccrual status and evaluated for impairment on a pooled basis with the exception of loans with balances in excess of $1 million and loans that have been modified as TDRs. An individual impairment analysis is performed using a recent appraisal or current sales contract for TDRs as well as nonperforming mortgage and consumer loans with balances in excess of $1 million.

The following table presents by class nonperforming loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued:

	At December 31,
	2012	2011
	(in thousands)
Residential
Residential mortgages	$2,265	$5,502
Commercial
Real estate-commercial	1,098	2,711
Real estate-residential	51	—
Construction loans	4,794	4,044
Commercial and industrial loans	—	6
Consumer
Home equity and second mortgage	143	277
Other consumer	8	1
Total nonperforming loans	$8,359	$12,541
Total loans past due 90 days as to interest or principal and accruing interest	$—	$—

Additional interest income that would have been recorded under the original terms of the loan agreements amounted to $413,000 and $616,000, for the years ended December 31, 2012 and 2011, respectively.

The following tables present by class loans individually evaluated for impairment:

	At December 31, 2012
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$2,137	$2,214	$218	$2,061	$—
Commercial
Real estate-commercial	546	1,497	296	697	—
Real estate-residential	51	51	4	298	—
Construction loans	4,737	5,137	1,029	3,604	—
Commercial and industrial loans	—	—	—	2	—
	7,471	8,899	1,547	6,662	—
With no allowance recorded:
Residential
Residential mortgages	—	—	—	698	—
Commercial
Real estate-commercial	552	552	—	1,012	—
Real estate-residential	—	—	—	216	—
Construction loans	57	116	—	1,932	—
	609	668	—	3,858	—
Total	$8,080	$9,567	$1,547	$10,520	$—

	At December 31, 2011
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$1,252	$1,252	$388	$751	$—
Commercial
Real estate-commercial	1,497	1,497	877	3,581	—
Real estate-residential	—	—	—	497	—
Construction loans	3,816	3,816	1,035	4,143	—
Commercial and industrial loans	6	6	3	72	—
	6,571	6,571	2,303	9,044	—
With no allowance recorded:
Residential
Residential mortgages	2,381	2,381	—	1,497	—
Commercial
Real estate-commercial	1,214	1,214	—	1,270	—
Real estate-residential	—	—	—	459	—
Construction loans	228	228	—	1,642	—
	3,823	3,823	—	4,868	—
Total	$10,394	$10,394	$2,303	$13,912	$—

The following tables present by class the contractual aging of delinquent loans:

	At December 31, 2012
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$319,982	$1,161	$329	$2,193	$3,683	$323,665	$—
Commercial
Real estate-commercial	102,868	800	—	1,098	1,898	104,766	—
Real estate-residential	21,488	31	—	51	82	21,570	—
Real estate-multi-family	19,118	—	—	—	—	19,118	—
Construction loans	11,494	—	—	4,794	4,794	16,288	—
Commercial and industrial loans	4,646	—	—	—	—	4,646	—
Consumer
Home equity and second mortgage	39,842	34	124	143	301	40,143	—
Other consumer	1,824	—	3	8	11	1,835	—
Total	$521,262	$2,026	$456	$8,287	$10,769	$532,031	$—

	At December 31, 2011
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$273,231	$98	$153	$4,342	$4,593	$277,824	$—
Commercial
Real estate-commercial	108,382	—	—	2,361	2,361	110,743	—
Real estate-residential	25,489	312	—	—	312	25,801	—
Real estate-multi-family	19,906	—	—	—	—	19,906	—
Construction loans	9,151	—	3,141	4,044	7,185	16,336	—
Commercial and industrial loans	4,408	—	—	6	6	4,414	—
Consumer
Home equity and second mortgage	43,712	165	11	277	453	44,165	—
Other consumer	1,956	6	8	1	15	1,971	—
Total	$486,235	$581	$3,313	$11,031	$14,925	$501,160	$—

Activity in the allowance for loan losses is summarized as follows:

	Balance January 1, 2012	Provision	Charge-offs	Recoveries	Balance December 31, 2012
	(in thousands)
Residential
Residential mortgages	$2,194	$367	$(768)	$56	$1,849
Commercial
Real estate-commercial	2,352	353	(951)	—	1,754
Real estate-residential	369	726	(487)	—	608
Real estate-multi-family	350	(105)	—	—	245
Construction loans	1,830	1,049	(1,182)	—	1,697
Commercial and industrial loans	138	115	(156)	22	119
Consumer
Home equity and second mortgage	448	(104)	(93)	—	251
Other consumer	22	8	(23)	4	11
Unallocated	397	(9)	—	—	388
Total	$8,100	$2,400	$(3,660)	$82	$6,922

	Balance January 1, 2011	Provision	Charge-offs	Recoveries	Balance December 31, 2011
	(in thousands)
Residential
Residential mortgages	$1,839	$515	$(172)	$12	$2,194
Commercial
Real estate-commercial	3,281	82	(1,011)	—	2,352
Real estate-residential	534	865	(1,030)	—	369
Real estate-multi-family	399	(49)	—	—	350
Construction loans	1,363	1,987	(1,521)	1	1,830
Commercial and industrial loans	77	67	(44)	38	138
Consumer
Home equity and second mortgage	607	62	(221)	—	448
Other consumer	16	14	(16)	8	22
Unallocated	212	185	—	—	397
Total	$8,328	$3,728	$(4,015)	$59	$8,100

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on the impairment method as of December 31, 2012:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$218	$1,631	$1,849
Commercial
Real estate-commercial	296	1,458	1,754
Real estate-residential	4	604	608
Real estate-multi-family	—	245	245
Construction loans	1,029	668	1,697
Commercial and industrial loans	—	119	119
Consumer
Home equity and second mortgage	—	251	251
Other consumer	—	11	11
Unallocated	—	388	388
Total	$1,547	$5,375	$6,922

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$2,137	$321,528	$323,665
Commercial
Real estate-commercial	1,098	103,668	104,766
Real estate-residential	51	21,519	21,570
Real estate-multi-family	—	19,118	19,118
Construction loans	4,794	11,494	16,288
Commercial and industrial loans	—	4,646	4,646
Consumer
Home equity and second mortgage	—	40,143	40,143
Other consumer	—	1,835	1,835
Total	$8,080	$523,951	$532,031

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on impairment method as of December 31, 2011:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$388	$1,806	$2,194
Commercial
Real estate-commercial	877	1,475	2,352
Real estate-residential	—	369	369
Real estate-multi-family	—	350	350
Construction loans	1,035	795	1,830
Commercial and industrial loans	3	135	138
Consumer
Home equity and second mortgage	—	448	448
Other consumer	—	22	22
Unallocated	—	397	397
Total	$2,303	$5,797	$8,100

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$3,633	$274,191	$277,824
Commercial
Real estate-commercial	2,711	108,032	110,743
Real estate-residential	—	25,801	25,801
Real estate-multi-family	—	19,906	19,906
Construction loans	4,044	12,292	16,336
Commercial and industrial loans	6	4,408	4,414
Consumer
Home equity and second mortgage	—	44,165	44,165
Other consumer	—	1,971	1,971
Total	$10,394	$490,766	$501,160

The following table presents by class loans classified as TDRs segregated for the periods indicated:

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	2	$950	$923	2	$510	$507
Total	2	$950	$923	2	$510	$507

The following table presents loans classified as TDRs that subsequently defaulted:

	For the year ended December 31, 2011
	Number of Contracts	Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	1	$169
Total	1	$169

There were no TDRs modified during 2012 that subsequently defaulted. However, a TDR identified in 2011 as in default of its modified terms was subsequently discharged in a short sale during 2012 with a $40,000 loss charged to the allowance for loan losses.

The Bank had no concentration of loans to borrowers engaged in similar activities that exceeded 10% of loans at December 31, 2012 and 2011. In the ordinary course of business, the Bank has granted loans to certain executive officers, directors and their related interests. Related party loans are made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans was approximately $125,000 and $138,000 at December 31, 2012 and 2011, respectively. New loans to related parties of $35,000 were made during 2012. For the year ended December 31, 2012, principal repayments of $48,000 of related party loans were received. Unused lines of credit available were $360,000 at December 31, 2012 and 2011.

LOAN SERVICING	12 Months Ended
Dec. 31, 2012
LOAN SERVICING [Abstract]
LOAN SERVICING
NOTE 6—LOAN SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$235	$285
FNMA	127,677	108,275
Other investors	8,294	10,434
	$136,206	$118,994

Custodial balances maintained in connection with the foregoing loan servicing totaled approximately $2.8 million and $1.2 million and are included as deposits at December 31, 2012 and 2011, respectively. Net servicing (loss) on mortgage loans serviced for others was $(66,000) and $(98,000) for the years ended December 31, 2012 and 2011, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 7—PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

		At December 31,
	Estimated useful lives	2012	2011
		(in thousands)

Buildings	30 years	$7,614	$7,669
Leasehold improvements	5-10 years	3,243	3,262
Furniture, fixtures and equipment	3-7 years	7,292	8,688
		18,149	19,619
Less accumulated depreciation		13,640	14,752
		4,509	4,867
Land		1,599	1,692
		$6,108	$6,559

The Company recognized depreciation expense of $781,000 and $853,000 for the years ended December 31, 2012 and 2011, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE 8—DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Deposit Type

Demand	$52,433	$43,910
NOW	76,370	65,677
Money market	153,827	155,010
Passbook savings	106,268	105,617
Total demand, transaction and passbook deposits	388,898	370,214
Certificates of deposit	171,417	181,074
	$560,315	$551,288

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $50.7 million and $45.3 million at December 31, 2012 and 2011, respectively.

At December 31, 2012, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2013	2014	2015	2016	2017	Thereafter	Total
(in thousands)
$114,386	$32,593	$12,868	$7,964	$3,441	$165	$171,417

Related party deposits are on substantially the same terms as are comparable transactions with unrelated persons. Related parties include certain executive officers, directors and their related interests. The aggregate dollar amount of these deposits was approximately $5.0 million and $4.2 million at December 31, 2012 and 2011, respectively.

ADVANCES FROM THE FHLB	12 Months Ended
Dec. 31, 2012
ADVANCES FROM THE FHLB [Abstract]
ADVANCES FROM THE FHLB
NOTE 9—ADVANCES FROM THE FHLB

Advances from the FHLB consist of the following:

	At December 31,
	2012		2011
Principal payments due during		Weighted		Weighted
	Amount	average rate	Amount	average rate
	(in thousands)

2012	$—	—%	$25,259	3.88%
2013	14,754	2.79%	10,187	3.30%
2014	4,287	2.40%	3,398	2.52%
2015	3,669	2.16%	2,767	2.28%
2016	10,887	1.38%	3,969	2.22%
2017	14,895	1.12%	961	2.19%
Thereafter	12,164	2.43%	367	2.08%
	$60,656	1.88%	$46,908	3.37%

The advances are collateralized by certain first mortgage loans totaling approximately $337.0 million and the FHLB stock owned by the Bank which allow for a maximum borrowing capacity of $251.5 million. Total unused lines of credit at the FHLB were $60.0 million at December 31, 2012. All of the advances from the FHLB are fixed rate, fixed term.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 10—BENEFIT PLANS

a.           Defined Contribution Plan

The Bank maintains a 401(k) profit-sharing plan for eligible employees. Participants may contribute up to 15% of pretax eligible compensation. The Bank makes matching discretionary contributions equal to 75% of the initial $1,000 deferral. Matching contributions to the 401(k) plan totaled $78,000 in both 2012 and 2011.

b.           Defined Benefit Plan

The Bank has a noncontributory defined benefit pension plan covering substantially all full-time employees meeting certain eligibility requirements. The benefits are based on each employee's years of service and an average earnings formula. An employee becomes fully vested upon completion of five years of qualifying service. It is the policy of the Bank to fund the maximum amount allowable under the individual aggregate cost method to the extent deductible under existing federal income tax regulations.

The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the consolidated balance sheets:

	At December 31,
	2012	2011
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$8,045	$5,837
Service cost	736	565
Interest cost	360	328
Actuarial loss	339	1,411
Amendments	—	—
Benefits paid	(540)	(96)
Benefit obligation at end of year	$8,940	$8,045

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$8,006	$7,761
Actual return on plan assets	801	(145)
Employer contribution	1,500	486
Benefits paid	(540)	(96)
Fair value of plan assets at end of year	$9,767	$8,006
Funded status at end of year	$827	$(39)

The accumulated benefit obligation at December 31, 2012 and 2011 was $8.1 million and $6.9 million, respectively.

Employer contributions and benefits paid in the above table include only those amounts contributed directly to, or paid directly from, plan assets. The expected employer contribution for 2013 is $400,000.

The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended:

	At December 31,
	2012	2011
	(in thousands)

Net loss	$(4,270)	$(4,372)
Prior service cost	(27)	(28)
Total	$(4,297)	$(4,400)

The net gain (loss) recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan was $103,000 and $(2.1) million at December 31, 2012 and 2011, respectively. The amounts expected to be amortized from accumulated other comprehensive income in 2013 is $264,000 of net actuarial loss and prior service cost.

	At December 31,
	2012	2011

Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.00%	4.50%
Rate of compensation increase	3.00%	4.00%

	For the year ended December 31,
	2012	2011
	(in thousands)
Components of net periodic benefit cost
Service cost	$736	$565
Interest cost	360	328
Expected return on plan assets	(644)	(619)
Amortization of prior service cost	2	2
Recognized net actuarial loss	283	115
Net periodic benefit cost	$737	$391

	For the year ended December 31,
	2012	2011

Weighted-average assumptions used to determine net benefit costs:
Discount rate	4.50%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	4.00%	4.00%

The long-term expected rate of return used for the plan year 2012 was determined by analyzing average rates of return over a number of prior periods on the assets in which the plan is currently invested.

Estimated future benefits payments are as follows:

Year ending December 31,	Amount
(in thousands)
2013	$125
2014	213
2015	239
2016	275
2017	278
2018-2022	1,864

The financial statements of the Company's defined benefit pension plan are prepared in conformity with US GAAP. Investments of the plan are stated at fair value. Purchase and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Fair value of plan assets is determined using the fair value hierarchy discussed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments. The fair value hierarchy requires the plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and provides three levels of inputs that may be used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2012:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Collective investment trust funds	$—	$9,767	$—	$9,767
Total plan assets at fair value	$—	$9,767	$—	$9,767

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2011:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Collective investment trust funds	$—	$8,006	$—	$8,006
Total plan assets at fair value	$—	$8,006	$—	$8,006

Collective investment trust funds are valued by the trustee. The trustee follows written procedures for establishing unit values on a periodic basis which incorporate observable market data; however the collective investment trust fund itself is not traded on an established market and therefore is categorized as a Level 2 hierarchy.

The plan's weighted-average asset allocations by asset category are as follows:

	Percentage of plan assets at December 31,
	2012	2011
Asset Category
Mutual funds	100.00%	100.00%
Total	100.00%	100.00%

Trustees of the plan are responsible for defining and implementing the investment objectives and policies for the plan's assets. Assets are invested in accordance with sound investment practices that emphasize long-term investment fundamentals that closely match the demographics of the plan's participants. The plan's goal is to earn long-term returns that match or exceed the benefit obligations of the plan, giving consideration to the timing of expected future benefit payments, through a well-diversified portfolio structure. The plan's return objectives and risk parameters are managed through a diversified mix of assets. The asset mix and investment strategy are reviewed on a quarterly basis and rebalanced when necessary.

c.           ESOP

The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP's debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $286,000 and $222,000 for the years ended December 31, 2012 and 2011, respectively.

	At December 31,
	2012	2011

Allocated shares	184,000	177,000
Unreleased shares	103,000	115,000
Total ESOP shares	287,000	292,000
Fair value of unreleased shares (in thousands)	$2,446	$2,615

 d.           Stock-Based Compensation Plans

A summary of the status of the Company's stock option plans as of December 31, 2012 and 2011, and changes for each of the years in the periods then ended, is as follows:

	2012		2011
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	109,765	$24.41	126,257	$24.04
Options granted	—	—	—	—
Options exercised	(315)	19.67	(10,916)	19.33
Options forfeited	(1,904)	28.59	(3,370)	26.10
Options expired	(18,267)	25.68	(2,206)	25.44
Outstanding at end of year	89,279	24.08	109,765	24.41
Options exercisable	80,652	$24.55	92,328	$25.31

 The following table summarizes information about stock options outstanding at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 28.42	73,126	2.16	$22.21	64,499	$22.55
$28.43 - 32.51	16,153	0.96	32.51	16,153	32.51
89,279	2.60	24.08	80,652	24.55

The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the year ended December 31,
	2012	2011
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$179	$133
Options exercisable	144	80
Options exercised	1	30
Cash receipts	7	211

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the year and the exercise price, multiplied by the number of exercisable in-the-money options). The Company has a policy of issuing shares from treasury to satisfy share option exercises.

Stock-based compensation expense related to stock options resulted in a tax benefit of $9,000 and $11,000, for the year ended December 31, 2012 and 2011, respectively. There was $22,000 of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested options under the stock option plans at December 31, 2012. That cost is expected to be recognized over a weighted average period of 10 months at December 31, 2012.

The following table provides information regarding the Company's stock-based compensation expense associated with stock options and grants:

	For the year ended December 31,
	2012	2011
	(in thousands)
Stock-based compensation expense
Director fees	$149	$69
Stock grant expense	—	13
Stock option expense	27	32
Total stock-based compensation expense	$176	$114

The table below summarizes the changes in non-vested restricted stock for the year ended December 31, 2011. There were no stock grants during 2012.

	2011
	Number of shares	Weighted average grant price per share

Total non-vested restricted stock grants at January 1, 2011	700	$19.67
Restricted stock grant	—	—
Vesting of restricted stock	(700)	19.67
Forfeitures of restricted stock	—	—
Total non-vested restricted stock grants at December 31, 2011	—	$—

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11—INCOME TAXES

 The components of income tax expense are summarized as follows:

	For the year ended December 31,
	2012	2011
	(in thousands)
Federal
Current	$524	$1,085
Charge in lieu of income tax relation to stock compensation	0	3
Deferred	1,194	(77)
	1,718	1,011
State and local—current	7	8
Income tax provision	$1,725	$1,019

The Company's effective income tax rate was different than the statutory federal income tax rate as follows:

	For the year ended December 31,
	2012	2011

Statutory federal income tax	34.0%	34.0%
(Decrease) increase resulting from
Tax-exempt income	(10.3)	(14.0)
State tax, net of federal benefit	0.1	0.1
Other	0.5	0.4
	24.3%	20.5%

Deferred taxes are included as other liabilities in the accompanying consolidated balance sheets at December 31, 2012 and 2011, for the estimated future tax effects of differences between the financial statement and federal income tax bases of assets and liabilities according to the provisions of currently enacted tax laws. No valuation allowance was established at December 31, 2012 and 2011, in view of the Company's ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The Company's net deferred tax liability was as follows:

	At December 31,
	2012	2011
	(in thousands)
Deferred tax assets
Deferred compensation	$138	$137
Allowance for loan losses, net	2,353	2,754
Stock compensation	78	106
Adjustment to record funded status of pension plan	1,462	1,497
Nonaccrual interest	333	336
Adjustment for real estate acquired thru foreclosure	20	182
Other	5	34
	$4,389	$5,046

Deferred tax liabilities
Accrued pension expense	$1,704	$1,444
Unrealized gain on securities available for sale	1,960	1,880
Prepaid expenses	151	180
Deferred loan costs	1,172	831
Amortization of goodwill	1,470	1,470
Other	296	296
	6,753	6,101
Net deferred tax liability	$(2,364)	$(1,055)

The Company files consolidated income tax returns on the basis of a calendar year. The Company is subject to income taxes in the U.S. federal jurisdiction, and various state and local jurisdictions, with the majority of activity residing in Pennsylvania. The statute of limitations for the federal return has expired on years prior to 2009. The expirations of the statutes of limitations related to the various state income tax returns that the Company and its subsidiaries file, vary by state, and are expected to expire over the term of 2013 through 2017. There are no material uncertain tax positions at December 31, 2012.

The Bank is not required to recapture approximately $5.7 million of its tax bad debt reserve, attributable to bad debt deductions taken by it prior to 1988, as long as the Bank continues to operate as a bank under federal tax law and does not use the reserve for any other purpose. The Bank has not recorded any deferred tax liability on this portion of its tax bad debt reserve. The tax that would be paid were the Bank ultimately required to recapture that portion of the reserve would amount to approximately $1.9 million.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 12—REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the FDIC and the Pennsylvania Department of Banking.  Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank's actual capital amounts and ratios are presented in the following table:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio

At December 31, 2012
Tangible capital (to tangible assets)	$73,612	10.45%	$10,562	1.50%	$—	N/A
Core capital (to adjusted tangible assets)	73,612	10.45%	28,164	4.00%	35,206	5.00%
Tier 1 capital (to risk weighted assets)	73,612	16.63%	17,703	4.00%	26,555	6.00%
Total Risk	79,161	17.89%	35,407	8.00%	44,259	10.00%

At December 31, 2011
Tangible capital (to tangible assets)	69,144	10.21%	10,154	1.50%	—	N/A
Core capital (to adjusted tangible assets)	69,144	10.21%	27,078	4.00%	33,847	5.00%
Tier 1 capital (to risk weighted assets)	69,144	17.31%	15,976	4.00%	23,965	6.00%
Total Risk	74,147	18.56%	31,953	8.00%	39,941	10.00%

At December 31, 2012 and 2011, the Bank exceeded all regulatory requirements for classification as a "well-capitalized" institution. A "well-capitalized" institution must have risk-based capital of 10% and core capital of 5%. There are no conditions or events that have occurred that management believes have changed the Bank's classification as a "well-capitalized" institution.

The Bank maintains a liquidation account for the benefit of eligible savings account holders who maintained deposit accounts in the Bank at the time the Bank converted to a stock form of ownership and who continue as depositors. The Bank may not declare or pay a cash dividend on or repurchase any of its common shares if the effect thereof would cause the Bank's stockholders' equity to be reduced below either the amount required for the liquidation account or the regulatory capital requirements for insured institutions.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
NOTE 13—FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the consolidated balance sheets when they become receivable or payable. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of the Bank's involvement in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Unless noted otherwise, the Company requires collateral to support financial instruments with credit risk.

Financial instruments, the contract amounts of which represent credit risk, are as follows:

	At December 31,
	2012	2011
	(in thousands)

Commitments to extend credit	$74,571	$67,435
Standby letters of credit	780	710
Loans sold with recourse	50	52
	$75,401	$68,197

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if it is deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the borrower. Collateral held generally includes residential or commercial real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14—COMMITMENTS AND CONTINGENCIES

The Bank had optional commitments of $7.5 million and $5.3 million to sell mortgage loans to investors at December 31, 2012 and 2011, respectively.

The Bank leases branch facilities and office space for periods ranging up to ten years. These leases are classified as operating leases and contain options to renew for additional periods. Rental expense was approximately $554,000 and $574,000 for the years ended December 31, 2012 and 2011, respectively.

The minimum annual rental commitments of the Bank under all noncancelable leases with terms of one year or more at December 31, 2012 are as follows:

Year ending December 31,	2012
(in thousands)
2013	$470
2014	399
2015	236
2016	168
2017	133
Thereafter	948
Total	$2,354

The Company has agreements with certain key executives that provide severance pay benefits if there is a change in control of the Company. The agreements will continue in effect until terminated or not renewed by the Company or key executives. Upon a change in control, the Company will make a lump-sum payment or continue to pay the key executives' salaries per the agreements, and reimburse the executive for certain benefits for one year. The contingent liability under the agreements at December 31, 2012 was approximately $2.3 million.

From time to time, the Company and its subsidiaries are parties to routine litigation that arises in the normal course of business. In the opinion of management, the resolution of these lawsuits would not have a material adverse effect on the Company's consolidated financial position or results of operations.

SIGNIFICANT CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK [Abstract]
SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
NOTE 15—SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

The Bank is principally engaged in originating and investing in one-to four-family residential real estate and commercial real estate loans in eastern Pennsylvania and New Jersey. The Bank offers both fixed and adjustable rates of interest on these loans that have amortization terms ranging to 30 years. The loans are generally originated or purchased on the basis of an 80% or less loan-to-value ratio, which has historically provided the Bank with more than adequate collateral coverage in the event of default. Nevertheless, the Bank, as with any lending institution, is subject to the risk that real estate values in the primary lending area will deteriorate, thereby potentially impairing underlying collateral values. However, management believes that weakened residential and commercial real estate values have been taken into consideration and that the loan loss allowances have been provided for in amounts commensurate with its current perception of the foregoing risks in the portfolio.

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 16—FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement hierarchy has been established for inputs in valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The fair value hierarchy levels are summarized below:
·           Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·           Level 2 inputs are inputs that are observable for the asset or liability, either directly or indirectly.
·           Level 3 inputs are unobservable and contain assumptions of the party fair valuing the asset or liability.

Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security. Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Investment securities available for sale
State and political subdivisions	$—	$59,610	$—	$59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	—	42,674	—	42,674
Total investment securities available for sale	$—	$102,284	$—	$102,284

Loans receivable, held for sale	$—	$706	$—	$706

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$—	$3,030	$—	$3,030
State and political subdivisions	—	55,091	—	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	—	47,494	—	47,494
Residential real estate mortgage-backed securities privately issued	—	8,888	—	8,888
Total investment securities available for sale	$—	$114,503	$—	$114,503

Loans receivable, held for sale	$—	$488	$—	$488

Investment and mortgage-backed securities available for sale are valued primarily by a third party pricing agent. U.S. Government and federal agency securities are primarily priced through a multidimensional relational model, a Level 2 hierarchy, which incorporates dealer quotes and other market information including, defined sector breakdown, benchmark yields, base spread, yield to maturity, and corporate actions. State and political subdivision securities are also valued within the Level 2 hierarchy using inputs with a series of matrices that reflect benchmark yields, ratings updates, and spread adjustments. Mortgage-backed securities include FHLMC, GNMA, and FNMA certificates and privately issued real estate mortgage investment conduits which are valued under a Level 2 hierarchy using a matrix correlation to benchmark yields, spread analysis, and prepayment speeds.

Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
Impaired loans	$—	$—	$6,533	$6,533
Real estate acquired through foreclosure	—	—	7,282	7,282
Mortgage servicing rights	—	956	—	956

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$6,533	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	7,282	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The fair value of impaired loans is generally determined through independent appraisals of the underlying collateral, which generally include Level 3 inputs that are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. The range and weighted average of liquidation expenses are presented as a percent of the appraised value. The significant unobservable inputs used in the fair value measurements of the Company's impaired loans using discounted cash flow valuation technique include temporary changes in payment amounts and the probability of default. Significant increases (decreases) in payment amounts would result in significantly higher (lower) fair value measurements.  The probability of default is 0% for impaired loans using the discounted cash flow valuation technique because all defaulted impaired loans are valued using the appraisal of collateral valuation technique.
Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary. Fair value is determined by using the value of the real estate acquired through foreclosure based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment and is therefore classified as a Level 3 hierarchy.
Assets measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2011 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
Impaired loans	$—	$—	$8,091	$8,091
Real estate acquired through foreclosure	—	—	11,730	11,730
Mortgage servicing rights	—	763	—	763

The Company retains a qualified valuation service to calculate the amortized cost and to determine the fair value of the mortgage servicing rights. The valuation service utilizes discounted cash flow analyses adjusted for prepayment speeds, market discount rates and conditions existing in the secondary servicing market. Hence, the fair value of mortgage servicing rights is deemed a Level 2 hierarchy. The amortized cost basis of the Company's mortgage servicing rights was $1.3 million and $1.0 million at December 31, 2012 and 2011, respectively. The fair value of the mortgage servicing rights was $956,000 and $763,000 at December 31, 2012 and 2011, respectively.

In addition to financial instruments recorded at fair value in the Company's financial statements, disclosure of the estimated fair value of all of an entity's assets and liabilities considered to be financial instruments is also required. For the Bank, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments. However, many such instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. Also, it is the Company's general practice and intent to hold its financial instruments to maturity and to not engage in trading or significant sales activities. For fair value disclosure purposes, the Company substantially utilized the established fair value measurement hierarchy.

Changes in the assumptions or methodologies used to estimate fair values may materially affect the estimated amounts. In addition, there may not be reasonable comparability between institutions due to the wide range of permitted assumptions and methodologies in the absence of active markets. This lack of uniformity gives rise to a high degree of subjectivity in estimating financial instrument fair values.

Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The recorded carrying amounts and fair values segregated by fair value hierarchy level at December 31, 2012 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$31,137	$31,137	$31,137	$—	$—
Investment securities	59,610	59,610	—	59,610	—
Mortgage-backed securities	44,639	44,945	—	44,945	—
Loans receivable	527,426	539,665	—	706	538,959

Liabilities
Deposits with stated maturities	$171,417	$175,025	$—	$—	$175,025
Deposits with no stated maturities	388,898	388,898	388,898	—	—
Borrowings with stated maturities	60,656	60,939	—	—	60,939

The recorded carrying amounts and fair values at December 31, 2011 are summarized below:

	At December 31, 2011
	Carrying value	Fair value
	(in thousands)
Assets
Cash and cash equivalents	$14,928	$14,928
Investment securities	58,121	58,121
Mortgage-backed securities	58,970	59,310
Loans receivable	494,613	516,359

Liabilities
Deposits with stated maturities	$181,074	$183,306
Deposits with no stated maturities	370,214	370,214
Borrowings with stated maturities	46,908	48,092

The fair value of cash and cash equivalents equals historical book value. The fair value of investment and mortgage-backed securities is described and presented under fair value measurement guidelines as discussed earlier.

The fair value of loans receivable has been estimated using the present value of cash flows, discounted at the approximate current market rates, and giving consideration to estimated prepayment risk. Loans receivable also includes loans receivable held for sale.

The fair value of deposits and borrowings with stated maturities has been estimated using the present value of cash flows, discounted at rates approximating current market rates for similar liabilities. Fair value of deposits and borrowings with floating interest rates is generally presumed to approximate the recorded carrying amounts.

The fair value of deposits with no stated maturities is generally presumed to approximate the carrying amount (the amount payable on demand). The fair value of deposits with floating interest rates is generally presumed to approximate the recorded carrying amounts.

The Bank's remaining assets and liabilities are not considered financial instruments. No disclosure of the relationship value of the Bank's depositors or customers is required.

SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2012
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE
NOTE 17—SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE

	For the year ended December 31,
	2012	2011
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$139	$25
Late charge income	117	110
Deposit service charges	581	666
Debit card income	539	512
Other income	395	385
	$1,771	$1,698

Other operating expense
Insurance and surety bond	$178	$192
Office supplies	184	164
Loan expense	228	310
Debit card and ATM expense	272	245
Postage	246	231
Telephone	288	261
Supervisory examination fees	73	169
Other expenses	578	625
	$2,047	$2,197

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 18—EARNINGS PER SHARE

 The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31, 2012
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97

There were options to purchase 42,462 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2012 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

	For the year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	—	510	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45

There were options to purchase 62,057 shares of common stock at a price at a range of $23.53 to $32.51 per share which were outstanding during 2011 that were not included in the computation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares.

CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY [Abstract]
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY
NOTE 19—CONDENSED FINANCIAL INFORMATION- PARENT COMPANY ONLY

Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS
	At December 31,
	2012	2011
	(in thousands)
ASSETS
Cash	$2,031	$1,414
Investment in 3rd Fed	78,032	73,117
Investment in Penns Trail Development	1,077	1,087
Notes receivable ESOP	1,208	1,352
Other assets	723	465
Total assets	$83,071	$77,435

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$126	$27
Stockholders' equity	82,945	77,408
Total liabilities and stockholders' equity	$83,071	$77,435

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the year ended December 31,
	2012	2011
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$5,963	$4,432
Interest and dividend income	22	6
Total income	5,985	4,438
EXPENSES
Other	602	509
Total expenses	602	509
NET INCOME	5,383	3,929
Total other comprehensive income (2)	224	135
Total comprehensive income	$5,607	$4,064

(2)	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2012	2011
	(in thousands)
Cash flows from operating activities
Net income	$5,383	$3,929
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	176	114
Equity in earnings of subsidiaries	(5,963)	(4,432)
Net change in assets and liabilities	(16)	(300)
Net cash used in operating activities	(420)	(689)

Cash flows from investing activities
Capital distribution from subsidiaries	1,600	1,548
Net cash provided by investing activities	1,600	1,548

Cash flows from financing activities
Common stock dividends paid	(543)	(534)
Treasury stock acquired	—	(122)
Exercise of stock options	7	211
Deferred tax adjustment arising from stock compensation	(27)	—
Tax benefit arising from stock compensation	—	3
Net cash used in financing activities	(563)	(442)
NET INCREASE IN CASH	617	417
Cash at beginning of year	1,414	997
Cash at end of year	$2,031	$1,414

MERGERS AND ACQUISITIONS	12 Months Ended
Dec. 31, 2012
MERGERS AND ACQUISITIONS [Abstract]
MERGERS AND ACQUISITIONS
NOTE 20—MERGERS AND ACQUISITIONS

On December 28, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Roebling Financial Corp, Inc. ("Roebling"), the parent company of Roebling Bank, under which the Company will acquire Roebling for approximately $14.5 million in stock and cash.

Under the terms of the Merger Agreement, Roebling will merge with and into the Company (the "Merger") after which Roebling Bank will merge with and into 3rd Fed.  Each outstanding share of Roebling common stock will be converted into the right to receive $8.60 per share or 0.3640 shares of the Company's common stock, at the election of Roebling shareholders, subject to proration.  The aggregate cash consideration to be paid pursuant to the Merger Agreement must not exceed 50% of the total merger consideration (including any cash paid in connection with shares held by the employee stock ownership plan and not allocated to participant accounts). Cash will be paid in lieu of fractional shares at a value based on the average closing sale price of the Company's common stock for the twenty trading days immediately prior to the closing date.

In the event of a greater than 15% decline in market value of the Company's common stock immediately prior to the announcement of the Merger, which percentage decline exceeds any decline in the NASDAQ Bank Index from its starting point by more than 15%, Roebling may be able to terminate the Merger Agreement unless the Company increases the number of shares into which Roebling common stock may be converted.

The Merger is intended to qualify as a tax-free reorganization for federal income tax purposes.  As a result, the shares of Roebling exchanged for the Company's shares will be transferred on a tax-free basis.   The Merger is expected to close during the second or third quarter of 2013.  If the Merger is not consummated under certain circumstances, Roebling has agreed to pay the Company a termination fee of $650,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation and Basis of Presentation
a.           Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Penns Trail Development Corporation and 3rd Fed, including 3rd Fed's wholly owned subsidiaries, Third Delaware Corporation and Teragon Financial Corporation (collectively, the "Company"). All material intercompany balances and transactions have been eliminated in consolidation.

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America ("US GAAP") and predominant practices within the banking industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The more significant accounting policies are summarized below.

Cash and Cash Equivalents
b.           Cash and Cash Equivalents

The Company considers cash, due from banks, and interest-bearing deposits in other financial institutions, with original terms to maturity of less than three months, as cash equivalents for presentation purposes in the consolidated balance sheets and cash flows. The Company is required to maintain certain cash reserves relating to deposit liabilities. This requirement is ordinarily satisfied by cash on hand.

Investment and Mortgage-Backed Securities
c.           Investment and Mortgage-Backed Securities

The Company classifies its investment and mortgage-backed securities in one of three categories: held to maturity, trading, or available for sale. The Company does not presently engage in security trading activities.

Investment and mortgage-backed securities available for sale are stated at fair value, with net unrealized gains and losses excluded from income and reported in other comprehensive income. See Note 16-Fair Value Measurements and Fair Value of Financial Instruments which defines the basis for determining fair value. Realized gains and losses on the sale of securities are recognized using the specific identification method.

Mortgage-backed securities held to maturity are carried at cost, net of unamortized premiums and discounts, which are recognized in interest income using the interest method.

On a quarterly basis, temporarily impaired securities are evaluated to determine whether such impairment is other-than-temporary impairment ("OTTI"). This evaluation involves consideration of the length of time and the amount by which the fair value has been lower than amortized cost, the financial condition and credit rating of the issuer, the changes in fair value in relation to the change in market interest rates and other relevant information. In addition, with respect to mortgage-backed securities issued by government and quasi-governmental agencies (i.e. Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA")), the Company considers the ultimate payment of principal and interest as an obligation of the United States Government and thus assured. With respect to mortgage-backed securities issued by private parties, the Company studies delinquencies, loss rates, loss severity and other information related to the underlying loans in order to form an opinion regarding the possibility of a cash flow shortfall. The Company also evaluates its intent to hold, intent to sell or need to sell the securities in light of its investment strategy, cash flow needs, interest rate risk position, prospects for the issuer and all other relevant factors.

Loans Receivable, net
d.           Loans Receivable, net

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at unpaid principal balances less the allowance for loan losses, and net of deferred loan origination fees and direct origination costs. Loan origination fees and costs on loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for actual prepayments.

The Bank provides valuation allowances for estimated losses from uncollectible loans. The allowance is increased by provisions charged to expense and reduced by net charge-offs. On a quarterly basis, the Bank prepares an allowance for loan losses ("ALLL") analysis. In the analysis, the loan portfolio is segmented into groups of homogeneous loans that share similar risk characteristics: owner and non-owner occupied commercial, multi-family real estate, construction, commercial and industrial, one-to four-family residential, and consumer which is predominately real estate secured junior liens and home equity lines of credit as well as other consumer loans. Each segment is assigned reserve factors based on quantitative and qualitative measurements. In addition, the Bank reviews its internally classified loans, its loans classified for regulatory purposes, delinquent loans, and other relevant information in order to isolate loans for further scrutiny as potentially impaired loans.

Quantitative factors include an actual expected loss factor based on historical loss experience over a relevant look-back period. Quantitative factors also include the Bank's actual risk ratings for the commercial loan segments as determined in accordance with loan review and loan grading policies and procedures, and additional factors as determined by management to be representative of additional risk due to the loan's geographic location, type, and other attributes. These quantitative factors are adjusted if necessary, up or down, based on actual experience and an evaluation of qualitative factors.

Qualitative factors are based upon: (1) changes in lending policies and procedures, including but not limited to changes in underwriting standards and collection, charge-off, and recovery practices not considered elsewhere in estimating credit losses; (2) changes in international, national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments; (3) changes in the nature and volume of the portfolio and in the terms of loans; (4) changes in the experience, ability, and depth of lending management and other relevant staff; (5) changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans; (6) changes in the quality of the loan review system; (7) changes in the value of underlying collateral for collateral dependent loans; (8) the existence and effect of any concentration of credit, and changes in the level of such concentrations; and (9) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the existing loan portfolio.

Potentially impaired loans selected for individual evaluation are reviewed in accordance with US GAAP which governs the accounting for impaired assets and consideration of regulatory guidance regarding treatment of troubled, collateral dependent loans. Each potentially impaired loan is evaluated using all available information such as recent appraisals, whether the loan is currently on accrual or nonaccrual status, discounted cash flow analyses, guarantor financial strength, the value of additional collateral, and the loan's and borrower's past performance to determine whether in management's best judgment it is probable that the Bank will be unable to collect all contractual interest and principal in accordance with the loan's terms. Loans deemed impaired are generally assigned a reserve derived from the value of the underlying collateral. Loans deemed not to be impaired are assigned a reserve factor based upon the class from which they were selected.

The ALLL needed as a result of the foregoing evaluations is compared with the unadjusted amount, and an adjustment is made by means of a provision charged to expense for loan losses. Recognizing the inherently imprecise nature of the loss estimates and the large number of assumptions needed in order to perform the analysis, there may be an unallocated portion of the ALLL. Management adjusts the unallocated portion to an amount which management considers reasonable under the circumstances.

The Bank provides an allowance for accrued but uncollected interest when a loan becomes more than ninety days past due or is identified as impaired. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer impaired, in which case the loan is returned to accrual status.

Loans Receivable, Held-for-Sale
e.           Loans Receivable, Held-for-Sale

Mortgage loans originated and intended for sale in the secondary market are carried at fair value on an individual basis. Any resulting gain or loss is included in other operating income.

Troubled Debt Restructurings
f.           Troubled Debt Restructurings

Loans whose terms are modified are classified as Troubled Debt Restructurings ("TDRs") if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring may include extending the maturity date of the loan, reducing the interest rate on the loan to a rate which is below market, a combination of rate adjustments and maturity extensions, or by other means including covenant modifications, forbearances or other concessions. Interest income is not accrued on loans that had been placed on nonaccrual prior to the troubled debt restructuring until they have performed in accordance with their restructured terms for a period of at least six months.  The Company evaluates the ALLL needed with respect to TDRs under the same policy and guidelines as all other loans, and TDRs are evaluated individually for impairment.

Transfers of Financial Assets
g.           Transfers of Financial Assets

The Company accounts for the transfers of financial assets using the financial–components approach. This approach recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Mortgage servicing rights ("MSRs") are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Under the applicable accounting guidance regarding servicing assets and liabilities, servicing rights resulting from the sale of loans originated by the Company are initially measured at fair value at the date of transfer. Fair value is based on market prices for comparable mortgage servicing rights, when available, or alternatively is based on a valuation model that calculates the present value of estimated future net servicing income. The Company subsequently recognizes mortgage servicing expense for each class of servicing assets using the amortization method. MSRs are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance charged to servicing fee income for an individual tranche, to the extent that fair value is less than the amortized cost for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to other operating income. These servicing rights are included in other assets in the Consolidated Balance Sheets and are discussed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of loan servicing rights is recorded as a reduction of service fee income.

Premises and Equipment
h.           Premises and Equipment

Land is carried at cost. Buildings and furniture, fixtures and equipment are carried at cost less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated useful lives of the assets. The Company records any impairment of long-lived assets to be held and used or to be disposed of by sale. The Company had no impaired long-lived assets at December 31, 2012 and 2011.

Foreclosed Real Estate
i.           Foreclosed Real Estate

Real estate acquired through, or in lieu of, loan foreclosure is carried at the fair value of the property, based on an appraisal less estimated cost to sell. Revenue and expenses from operations and changes in the valuation allowance (any direct write-down) are included in foreclosed real estate expense. Included in other assets is foreclosed real estate of $7.3 million and $11.7 million at December 31, 2012 and 2011, respectively.

Goodwill
j.           Goodwill

Goodwill does not require amortization but is subject to impairment testing. Goodwill impairment testing allows entities to first assess qualitative factors and circumstance to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. At December 31, 2012, the Company performed an assessment of key factors and determined that impairment of goodwill was not likely.

Bank Owned Life Insurance
k.           Bank Owned Life Insurance

The Company maintains life insurance policies on the lives of executives and officers. The Company is the owner and beneficiary of the policies. The cash surrender values of the policies were approximately $19.1 million and $18.5 million at December 31, 2012 and 2011, respectively.

Benefit Plans
l.           Benefit Plans

The Company has established an ESOP covering eligible employees with six months of service, as defined by the ESOP. The Company records compensation expense in the amount equal to the fair value of shares committed to be released from the ESOP to employees less dividends received on the allocated shares applied to the required debt service of the plan.

The Company has a defined benefit pension plan covering substantially all full-time employees meeting certain requirements. The Company recognizes the overfunded or underfunded status of the defined benefit postretirement plan as an asset or liability in its Consolidated Balance Sheets and recognizes changes in that funded status, including the gains and or losses and prior service costs or credits that were not recognized as components of net periodic benefit cost, in the year in which the changes occur through accumulated other comprehensive income. The Company measures the funded status of a plan as of the date of its year-end Consolidated Balance Sheet.

Stock-Based Compensation
m.           Stock-Based Compensation

The Company has stock benefit plans that allow the Company to grant options and stock to employees and directors and which are more fully discussed in Note 10-Benefit Plans. The options, which have a term of up to 10 years when issued, vest over a three to five year period. The exercise price of each option equals the market price of the Company's stock on the date of the grant. The Company measures compensation cost at the grant date based on the fair value of the award. Compensation is then recognized over the service period which is usually the vesting period. There were no options granted in 2012 or 2011.

Income Taxes
n.           Income Taxes

The Company accounts for income taxes under the liability method whereby deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes due to change in tax rates is recognized in income in the period that includes the enactment date.

Advertising Costs	o. Advertising Costs The Company expenses marketing and advertising costs as incurred.
Earnings Per Share
p.           Earnings Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

Segment Reporting
q.           Segment Reporting

The Company has one reportable segment, "Community Banking." All of the Company's activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, commercial lending is dependent upon the ability of the Bank to fund itself with retail deposits and other borrowings and to manage interest rate and credit risk. This situation is also similar for consumer and residential mortgage lending. Accordingly, all significant operating decisions are based upon analysis of the Company as one operating segment or unit.

Fair Value of Financial Instruments
r.           Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	At December 31,
	2012	2011
	(in thousands)
Cash and due from banks	$4,697	$4,498
Interest-bearing deposits in other financial institutions	26,440	10,430
	$31,137	$14,928

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities isued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$—	$3,030
State and political subdivisions	51,287	3,804	—	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	—	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	—	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

Investment Securities Maturities
The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2012
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$602	$608	$—	$—
Due after one year through five years	9,514	10,040	—	—
Due after five years through ten years	25,154	26,848	—	—
Due after ten years	19,984	22,114	—	—
	55,254	59,610	—	—

Mortgage-backed securities	41,265	42,674	1,965	2,271
Total investment securities	$96,519	$102,284	$1,965	$2,271

Length of Time Securities Have Been in Continuous Unrealized Loss Position
The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$—	$—	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$—	$—	$3,442	$(30)

LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE [Abstract]
Loans Receivable
Loans receivable are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Held for investment:
Residential
Residential mortgages	$323,665	$277,824

Commercial
Real estate-commercial	104,766	110,743
Real estate-residential	21,570	25,801
Real estate-multi-family	19,118	19,906
Construction loans	16,288	16,336
Commercial and industrial loans	4,646	4,414
Total commercial loans	166,388	177,200

Consumer
Home equity and second mortgage	40,143	44,165
Other consumer	1,835	1,971
Total consumer loans	41,978	46,136

Total loans	532,031	501,160
Net deferred loan origination costs and unamortized premiums	1,611	1,065
Less allowance for loan losses	(6,922)	(8,100)
Total loans receivable	$526,720	$494,125

Held for sale:
Residential
Residential mortgages	$706	$488

Loans Receivable Credit Quality Indicators
The following tables present by credit quality indicator the composition of the commercial loan portfolio:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2012
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$91,446	$4,192	$9,128	$—	$104,766
Real estate-residential	19,244	1,018	1,308	—	21,570
Real estate-multi-family	15,751	—	3,367	—	19,118
Construction loans	7,397	4,097	4,794	—	16,288
Commercial and industrial loans	4,565	81	—	—	4,646
Total	$138,403	$9,388	$18,597	$—	$166,388

	At December 31, 2011
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$95,719	$6,189	$8,835	$—	$110,743
Real estate-residential	21,447	2,891	1,463	—	25,801
Real estate-multi-family	12,753	3,768	3,385	—	19,906
Construction loans	4,452	4,312	7,572	—	16,336
Commercial and industrial loans	4,139	100	175	—	4,414
Total	$138,510	$17,260	$21,430	$—	$177,200

Mortgage and Consumer Credit Exposure
Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2012
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$321,400	$2,265	$323,665
Home equity and second mortgage	40,000	143	40,143
Other consumer	1,827	8	1,835
Total	$363,227	$2,416	$365,643

	At December 31, 2011
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$272,322	$5,502	$277,824
Home equity and second mortgage	43,888	277	44,165
Other consumer	1,970	1	1,971
Total	$318,180	$5,780	$323,960

Financing Receivables, Non Accrual Status
The following table presents by class nonperforming loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued:

	At December 31,
	2012	2011
	(in thousands)
Residential
Residential mortgages	$2,265	$5,502
Commercial
Real estate-commercial	1,098	2,711
Real estate-residential	51	—
Construction loans	4,794	4,044
Commercial and industrial loans	—	6
Consumer
Home equity and second mortgage	143	277
Other consumer	8	1
Total nonperforming loans	$8,359	$12,541
Total loans past due 90 days as to interest or principal and accruing interest	$—	$—

Loans Individually Evaluated for Impairment by Class
The following tables present by class loans individually evaluated for impairment:

	At December 31, 2012
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$2,137	$2,214	$218	$2,061	$—
Commercial
Real estate-commercial	546	1,497	296	697	—
Real estate-residential	51	51	4	298	—
Construction loans	4,737	5,137	1,029	3,604	—
Commercial and industrial loans	—	—	—	2	—
	7,471	8,899	1,547	6,662	—
With no allowance recorded:
Residential
Residential mortgages	—	—	—	698	—
Commercial
Real estate-commercial	552	552	—	1,012	—
Real estate-residential	—	—	—	216	—
Construction loans	57	116	—	1,932	—
	609	668	—	3,858	—
Total	$8,080	$9,567	$1,547	$10,520	$—

	At December 31, 2011
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$1,252	$1,252	$388	$751	$—
Commercial
Real estate-commercial	1,497	1,497	877	3,581	—
Real estate-residential	—	—	—	497	—
Construction loans	3,816	3,816	1,035	4,143	—
Commercial and industrial loans	6	6	3	72	—
	6,571	6,571	2,303	9,044	—
With no allowance recorded:
Residential
Residential mortgages	2,381	2,381	—	1,497	—
Commercial
Real estate-commercial	1,214	1,214	—	1,270	—
Real estate-residential	—	—	—	459	—
Construction loans	228	228	—	1,642	—
	3,823	3,823	—	4,868	—
Total	$10,394	$10,394	$2,303	$13,912	$—

Loans Receivable Aging
The following tables present by class the contractual aging of delinquent loans:

	At December 31, 2012
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$319,982	$1,161	$329	$2,193	$3,683	$323,665	$—
Commercial
Real estate-commercial	102,868	800	—	1,098	1,898	104,766	—
Real estate-residential	21,488	31	—	51	82	21,570	—
Real estate-multi-family	19,118	—	—	—	—	19,118	—
Construction loans	11,494	—	—	4,794	4,794	16,288	—
Commercial and industrial loans	4,646	—	—	—	—	4,646	—
Consumer
Home equity and second mortgage	39,842	34	124	143	301	40,143	—
Other consumer	1,824	—	3	8	11	1,835	—
Total	$521,262	$2,026	$456	$8,287	$10,769	$532,031	$—

	At December 31, 2011
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$273,231	$98	$153	$4,342	$4,593	$277,824	$—
Commercial
Real estate-commercial	108,382	—	—	2,361	2,361	110,743	—
Real estate-residential	25,489	312	—	—	312	25,801	—
Real estate-multi-family	19,906	—	—	—	—	19,906	—
Construction loans	9,151	—	3,141	4,044	7,185	16,336	—
Commercial and industrial loans	4,408	—	—	6	6	4,414	—
Consumer
Home equity and second mortgage	43,712	165	11	277	453	44,165	—
Other consumer	1,956	6	8	1	15	1,971	—
Total	$486,235	$581	$3,313	$11,031	$14,925	$501,160	$—

Allowance for Credit Losses on Loans Receivable
Activity in the allowance for loan losses is summarized as follows:

	Balance January 1, 2012	Provision	Charge-offs	Recoveries	Balance December 31, 2012
	(in thousands)
Residential
Residential mortgages	$2,194	$367	$(768)	$56	$1,849
Commercial
Real estate-commercial	2,352	353	(951)	—	1,754
Real estate-residential	369	726	(487)	—	608
Real estate-multi-family	350	(105)	—	—	245
Construction loans	1,830	1,049	(1,182)	—	1,697
Commercial and industrial loans	138	115	(156)	22	119
Consumer
Home equity and second mortgage	448	(104)	(93)	—	251
Other consumer	22	8	(23)	4	11
Unallocated	397	(9)	—	—	388
Total	$8,100	$2,400	$(3,660)	$82	$6,922

	Balance January 1, 2011	Provision	Charge-offs	Recoveries	Balance December 31, 2011
	(in thousands)
Residential
Residential mortgages	$1,839	$515	$(172)	$12	$2,194
Commercial
Real estate-commercial	3,281	82	(1,011)	—	2,352
Real estate-residential	534	865	(1,030)	—	369
Real estate-multi-family	399	(49)	—	—	350
Construction loans	1,363	1,987	(1,521)	1	1,830
Commercial and industrial loans	77	67	(44)	38	138
Consumer
Home equity and second mortgage	607	62	(221)	—	448
Other consumer	16	14	(16)	8	22
Unallocated	212	185	—	—	397
Total	$8,328	$3,728	$(4,015)	$59	$8,100

Impairment Method for Allowance for Loan Losses and Loan Balance
The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on the impairment method as of December 31, 2012:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$218	$1,631	$1,849
Commercial
Real estate-commercial	296	1,458	1,754
Real estate-residential	4	604	608
Real estate-multi-family	—	245	245
Construction loans	1,029	668	1,697
Commercial and industrial loans	—	119	119
Consumer
Home equity and second mortgage	—	251	251
Other consumer	—	11	11
Unallocated	—	388	388
Total	$1,547	$5,375	$6,922

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$2,137	$321,528	$323,665
Commercial
Real estate-commercial	1,098	103,668	104,766
Real estate-residential	51	21,519	21,570
Real estate-multi-family	—	19,118	19,118
Construction loans	4,794	11,494	16,288
Commercial and industrial loans	—	4,646	4,646
Consumer
Home equity and second mortgage	—	40,143	40,143
Other consumer	—	1,835	1,835
Total	$8,080	$523,951	$532,031

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on impairment method as of December 31, 2011:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$388	$1,806	$2,194
Commercial
Real estate-commercial	877	1,475	2,352
Real estate-residential	—	369	369
Real estate-multi-family	—	350	350
Construction loans	1,035	795	1,830
Commercial and industrial loans	3	135	138
Consumer
Home equity and second mortgage	—	448	448
Other consumer	—	22	22
Unallocated	—	397	397
Total	$2,303	$5,797	$8,100

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$3,633	$274,191	$277,824
Commercial
Real estate-commercial	2,711	108,032	110,743
Real estate-residential	—	25,801	25,801
Real estate-multi-family	—	19,906	19,906
Construction loans	4,044	12,292	16,336
Commercial and industrial loans	6	4,408	4,414
Consumer
Home equity and second mortgage	—	44,165	44,165
Other consumer	—	1,971	1,971
Total	$10,394	$490,766	$501,160

Troubled Debt Restructurings on Loans Receivable
The following table presents by class loans classified as TDRs segregated for the periods indicated:

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	2	$950	$923	2	$510	$507
Total	2	$950	$923	2	$510	$507

The following table presents loans classified as TDRs that subsequently defaulted:

	For the year ended December 31, 2011
	Number of Contracts	Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	1	$169
Total	1	$169

LOAN SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
LOAN SERVICING [Abstract]
Mortgage Loans Serviced for Others
Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$235	$285
FNMA	127,677	108,275
Other investors	8,294	10,434
	$136,206	$118,994

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
Premises and Equipment Summary
Premises and equipment are summarized as follows:

		At December 31,
	Estimated useful lives	2012	2011
		(in thousands)

Buildings	30 years	$7,614	$7,669
Leasehold improvements	5-10 years	3,243	3,262
Furniture, fixtures and equipment	3-7 years	7,292	8,688
		18,149	19,619
Less accumulated depreciation		13,640	14,752
		4,509	4,867
Land		1,599	1,692
		$6,108	$6,559

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
Deposits Summary
Deposits are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Deposit Type

Demand	$52,433	$43,910
NOW	76,370	65,677
Money market	153,827	155,010
Passbook savings	106,268	105,617
Total demand, transaction and passbook deposits	388,898	370,214
Certificates of deposit	171,417	181,074
	$560,315	$551,288

Deposit Maturities By Year
At December 31, 2012, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2013	2014	2015	2016	2017	Thereafter	Total
(in thousands)
$114,386	$32,593	$12,868	$7,964	$3,441	$165	$171,417

ADVANCES FROM THE FHLB (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES FROM THE FHLB [Abstract]
Schedule of Advances from the FHLB
Advances from the FHLB consist of the following:

	At December 31,
	2012		2011
Principal payments due during		Weighted		Weighted
	Amount	average rate	Amount	average rate
	(in thousands)

2012	$—	—%	$25,259	3.88%
2013	14,754	2.79%	10,187	3.30%
2014	4,287	2.40%	3,398	2.52%
2015	3,669	2.16%	2,767	2.28%
2016	10,887	1.38%	3,969	2.22%
2017	14,895	1.12%	961	2.19%
Thereafter	12,164	2.43%	367	2.08%
	$60,656	1.88%	$46,908	3.37%

BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
BENEFIT PLANS [Abstract]
Schedule of Accumulated and Projected Benefit Obligations
The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the consolidated balance sheets:

	At December 31,
	2012	2011
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$8,045	$5,837
Service cost	736	565
Interest cost	360	328
Actuarial loss	339	1,411
Amendments	—	—
Benefits paid	(540)	(96)
Benefit obligation at end of year	$8,940	$8,045

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$8,006	$7,761
Actual return on plan assets	801	(145)
Employer contribution	1,500	486
Benefits paid	(540)	(96)
Fair value of plan assets at end of year	$9,767	$8,006
Funded status at end of year	$827	$(39)
	For the year ended December 31,
	2012	2011
	(in thousands)
Components of net periodic benefit cost
Service cost	$736	$565
Interest cost	360	328
Expected return on plan assets	(644)	(619)
Amortization of prior service cost	2	2
Recognized net actuarial loss	283	115
Net periodic benefit cost	$737	$391

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended:

	At December 31,
	2012	2011
	(in thousands)

Net loss	$(4,270)	$(4,372)
Prior service cost	(27)	(28)
Total	$(4,297)	$(4,400)

Weighted-average Assumptions Used to Determine Benefit Obligations and Net Benefit Costs
	At December 31,
	2012	2011

Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.00%	4.50%
Rate of compensation increase	3.00%	4.00%

	For the year ended December 31,
	2012	2011

Weighted-average assumptions used to determine net benefit costs:
Discount rate	4.50%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	4.00%	4.00%

Summary of Estimated Future Benefits Payments	Estimated future benefits payments are as follows:
Year ending December 31,	Amount
(in thousands)
2013	$125
2014	213
2015	239
2016	275
2017	278
2018-2022	1,864

Schedule of Plan Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2012:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Collective investment trust funds	$—	$9,767	$—	$9,767
Total plan assets at fair value	$—	$9,767	$—	$9,767

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2011:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Collective investment trust funds	$—	$8,006	$—	$8,006
Total plan assets at fair value	$—	$8,006	$—	$8,006

Schedule of Weighted-average Allocation of Plan Assets	The plan's weighted-average asset allocations by asset category are as follows:
	Percentage of plan assets at December 31,
	2012	2011
Asset Category
Mutual funds	100.00%	100.00%
Total	100.00%	100.00%

Summary Disclosure of ESOP Plan
The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP's debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $286,000 and $222,000 for the years ended December 31, 2012 and 2011, respectively.

	At December 31,
	2012	2011

Allocated shares	184,000	177,000
Unreleased shares	103,000	115,000
Total ESOP shares	287,000	292,000
Fair value of unreleased shares (in thousands)	$2,446	$2,615

Summary Status of Stock Option Plan
A summary of the status of the Company's stock option plans as of December 31, 2012 and 2011, and changes for each of the years in the periods then ended, is as follows:

	2012		2011
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	109,765	$24.41	126,257	$24.04
Options granted	—	—	—	—
Options exercised	(315)	19.67	(10,916)	19.33
Options forfeited	(1,904)	28.59	(3,370)	26.10
Options expired	(18,267)	25.68	(2,206)	25.44
Outstanding at end of year	89,279	24.08	109,765	24.41
Options exercisable	80,652	$24.55	92,328	$25.31

Summary of Stock Options Outstanding

 The following table summarizes information about stock options outstanding at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 28.42	73,126	2.16	$22.21	64,499	$22.55
$28.43 - 32.51	16,153	0.96	32.51	16,153	32.51
89,279	2.60	24.08	80,652	24.55

Summary of Aggregate Intrinsic Value of Options and Cash Receipts From Option Exercises
The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the year ended December 31,
	2012	2011
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$179	$133
Options exercisable	144	80
Options exercised	1	30
Cash receipts	7	211

Summary of Stock-based Compensation Expense
The following table provides information regarding the Company's stock-based compensation expense associated with stock options and grants:

	For the year ended December 31,
	2012	2011
	(in thousands)
Stock-based compensation expense
Director fees	$149	$69
Stock grant expense	—	13
Stock option expense	27	32
Total stock-based compensation expense	$176	$114

Summary of Changes in Non-vested Restricted Stock
The table below summarizes the changes in non-vested restricted stock for the year ended December 31, 2011. There were no stock grants during 2012.

	2011
	Number of shares	Weighted average grant price per share

Total non-vested restricted stock grants at January 1, 2011	700	$19.67
Restricted stock grant	—	—
Vesting of restricted stock	(700)	19.67
Forfeitures of restricted stock	—	—
Total non-vested restricted stock grants at December 31, 2011	—	$—

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Income Tax Expense
 The components of income tax expense are summarized as follows:

	For the year ended December 31,
	2012	2011
	(in thousands)
Federal
Current	$524	$1,085
Charge in lieu of income tax relation to stock compensation	0	3
Deferred	1,194	(77)
	1,718	1,011
State and local—current	7	8
Income tax provision	$1,725	$1,019

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate was different than the statutory federal income tax rate as follows:

	For the year ended December 31,
	2012	2011

Statutory federal income tax	34.0%	34.0%
(Decrease) increase resulting from
Tax-exempt income	(10.3)	(14.0)
State tax, net of federal benefit	0.1	0.1
Other	0.5	0.4
	24.3%	20.5%

Deferred Tax Assets and Liabilities
The Company's net deferred tax liability was as follows:

	At December 31,
	2012	2011
	(in thousands)
Deferred tax assets
Deferred compensation	$138	$137
Allowance for loan losses, net	2,353	2,754
Stock compensation	78	106
Adjustment to record funded status of pension plan	1,462	1,497
Nonaccrual interest	333	336
Adjustment for real estate acquired thru foreclosure	20	182
Other	5	34
	$4,389	$5,046

Deferred tax liabilities
Accrued pension expense	$1,704	$1,444
Unrealized gain on securities available for sale	1,960	1,880
Prepaid expenses	151	180
Deferred loan costs	1,172	831
Amortization of goodwill	1,470	1,470
Other	296	296
	6,753	6,101
Net deferred tax liability	$(2,364)	$(1,055)

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
Regulatory Capital
The Bank's actual capital amounts and ratios are presented in the following table:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio

At December 31, 2012
Tangible capital (to tangible assets)	$73,612	10.45%	$10,562	1.50%	$—	N/A
Core capital (to adjusted tangible assets)	73,612	10.45%	28,164	4.00%	35,206	5.00%
Tier 1 capital (to risk weighted assets)	73,612	16.63%	17,703	4.00%	26,555	6.00%
Total Risk	79,161	17.89%	35,407	8.00%	44,259	10.00%

At December 31, 2011
Tangible capital (to tangible assets)	69,144	10.21%	10,154	1.50%	—	N/A
Core capital (to adjusted tangible assets)	69,144	10.21%	27,078	4.00%	33,847	5.00%
Tier 1 capital (to risk weighted assets)	69,144	17.31%	15,976	4.00%	23,965	6.00%
Total Risk	74,147	18.56%	31,953	8.00%	39,941	10.00%

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK [Abstract]
Schedule of Off-balance Sheet Risks
Financial instruments, the contract amounts of which represent credit risk, are as follows:

	At December 31,
	2012	2011
	(in thousands)

Commitments to extend credit	$74,571	$67,435
Standby letters of credit	780	710
Loans sold with recourse	50	52
	$75,401	$68,197

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Minimum Annual Rental Commitments
The minimum annual rental commitments of the Bank under all noncancelable leases with terms of one year or more at December 31, 2012 are as follows:

Year ending December 31,	2012
(in thousands)
2013	$470
2014	399
2015	236
2016	168
2017	133
Thereafter	948
Total	$2,354

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis
Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security. Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Investment securities available for sale
State and political subdivisions	$—	$59,610	$—	$59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	—	42,674	—	42,674
Total investment securities available for sale	$—	$102,284	$—	$102,284

Loans receivable, held for sale	$—	$706	$—	$706

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$—	$3,030	$—	$3,030
State and political subdivisions	—	55,091	—	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	—	47,494	—	47,494
Residential real estate mortgage-backed securities privately issued	—	8,888	—	8,888
Total investment securities available for sale	$—	$114,503	$—	$114,503

Loans receivable, held for sale	$—	$488	$—	$488

Assets Measured at Fair Value on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
Impaired loans	$—	$—	$6,533	$6,533
Real estate acquired through foreclosure	—	—	7,282	7,282
Mortgage servicing rights	—	956	—	956

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$6,533	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	7,282	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The fair value of impaired loans is generally determined through independent appraisals of the underlying collateral, which generally include Level 3 inputs that are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. The range and weighted average of liquidation expenses are presented as a percent of the appraised value. The significant unobservable inputs used in the fair value measurements of the Company's impaired loans using discounted cash flow valuation technique include temporary changes in payment amounts and the probability of default. Significant increases (decreases) in payment amounts would result in significantly higher (lower) fair value measurements.  The probability of default is 0% for impaired loans using the discounted cash flow valuation technique because all defaulted impaired loans are valued using the appraisal of collateral valuation technique.
Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary. Fair value is determined by using the value of the real estate acquired through foreclosure based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment and is therefore classified as a Level 3 hierarchy.
Assets measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2011 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
Impaired loans	$—	$—	$8,091	$8,091
Real estate acquired through foreclosure	—	—	11,730	11,730
Mortgage servicing rights	—	763	—	763

Carrying Amounts And Fair Values
Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The recorded carrying amounts and fair values segregated by fair value hierarchy level at December 31, 2012 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$31,137	$31,137	$31,137	$—	$—
Investment securities	59,610	59,610	—	59,610	—
Mortgage-backed securities	44,639	44,945	—	44,945	—
Loans receivable	527,426	539,665	—	706	538,959

Liabilities
Deposits with stated maturities	$171,417	$175,025	$—	$—	$175,025
Deposits with no stated maturities	388,898	388,898	388,898	—	—
Borrowings with stated maturities	60,656	60,939	—	—	60,939

The recorded carrying amounts and fair values at December 31, 2011 are summarized below:

	At December 31, 2011
	Carrying value	Fair value
	(in thousands)
Assets
Cash and cash equivalents	$14,928	$14,928
Investment securities	58,121	58,121
Mortgage-backed securities	58,970	59,310
Loans receivable	494,613	516,359

Liabilities
Deposits with stated maturities	$181,074	$183,306
Deposits with no stated maturities	370,214	370,214
Borrowings with stated maturities	46,908	48,092

SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
Service Fees, Charges And Other Operating Income And Other Operating Expense
	For the year ended December 31,
	2012	2011
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$139	$25
Late charge income	117	110
Deposit service charges	581	666
Debit card income	539	512
Other income	395	385
	$1,771	$1,698

Other operating expense
Insurance and surety bond	$178	$192
Office supplies	184	164
Loan expense	228	310
Debit card and ATM expense	272	245
Postage	246	231
Telephone	288	261
Supervisory examination fees	73	169
Other expenses	578	625
	$2,047	$2,197

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Reconciliation of Numerators and Denominators of the Basic and Diluted Earnings per Share Computations
 The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31, 2012
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97
	For the year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	—	510	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45

CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY [Abstract]
Schedule of Condensed Financial Statements
Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS
	At December 31,
	2012	2011
	(in thousands)
ASSETS
Cash	$2,031	$1,414
Investment in 3rd Fed	78,032	73,117
Investment in Penns Trail Development	1,077	1,087
Notes receivable ESOP	1,208	1,352
Other assets	723	465
Total assets	$83,071	$77,435

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$126	$27
Stockholders' equity	82,945	77,408
Total liabilities and stockholders' equity	$83,071	$77,435

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the year ended December 31,
	2012	2011
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$5,963	$4,432
Interest and dividend income	22	6
Total income	5,985	4,438
EXPENSES
Other	602	509
Total expenses	602	509
NET INCOME	5,383	3,929
Total other comprehensive income (2)	224	135
Total comprehensive income	$5,607	$4,064

(2)	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2012	2011
	(in thousands)
Cash flows from operating activities
Net income	$5,383	$3,929
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	176	114
Equity in earnings of subsidiaries	(5,963)	(4,432)
Net change in assets and liabilities	(16)	(300)
Net cash used in operating activities	(420)	(689)

Cash flows from investing activities
Capital distribution from subsidiaries	1,600	1,548
Net cash provided by investing activities	1,600	1,548

Cash flows from financing activities
Common stock dividends paid	(543)	(534)
Treasury stock acquired	—	(122)
Exercise of stock options	7	211
Deferred tax adjustment arising from stock compensation	(27)	—
Tax benefit arising from stock compensation	—	3
Net cash used in financing activities	(563)	(442)
NET INCREASE IN CASH	617	417
Cash at beginning of year	1,414	997
Cash at end of year	$2,031	$1,414

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Foreclosed Real Estate [Abstract]
Foreclosed real estate	$ 7.3	$ 11.7
Bank Owned Life Insurance [Abstract]
Cash surrender values of policies	$ 19.1	$ 18.5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option terms	P10Y
Segment Reporting [Abstract]
Number of reportable segments	1
Number of operating segments	1
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Pennsylvania [Member]
Entity Location [Line Items]
Full service branches	11
New Jersey [Member]
Entity Location [Line Items]
Full service branches	2

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 31,137	$ 14,928
Cash and due from banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,697	4,498
Interest-bearing deposits in other financial institutions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 26,440	$ 10,430

INVESTMENT SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Security	Dec. 31, 2011 Security
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	$ 96,519,000	$ 108,974,000
Available-for-sale, Gross unrealized gains	5,769,000	5,559,000
Available-for-sale, Gross unrealized losses	(4,000)	(30,000)
Available for sale, Fair value	102,284,000	114,503,000
Held-to-maturity [Abstract]
Held-to-maturity, amortized cost	1,965,000	2,588,000
Held-to-maturity, gross unrecognized gains	306,000	340,000
Held-to-maturity, gross unrecognized losses	0	0
Held-to-maturity, fair value	2,271,000	2,928,000
Total Investment Securities [Abstract]
Total investment securities, amortized cost	98,484,000	111,562,000
Total investment securities, gross unrealized gains	6,075,000	5,899,000
Total investment securities, gross unrealized losses	(4,000)	(30,000)
Total investment securities, fair value	104,555,000	117,431,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, amortized cost	602,000
Available-for-sale securities, due after one year through five years, amortized cost	9,514,000
Available-for-sale securities, due after five years through ten years, amortized cost	25,154,000
Available-for-sale securities, due after ten years, amortized cost	19,984,000
Total available for sale, amortized cost basis	55,254,000
Mortgage-back securities, available for sale, amortized cost	41,265,000
Total investment and mortgage-backed securities, available for sale, amortized cost	96,519,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, fair value	608,000
Available-for-sale securities, due after one year through five years, fair value	10,040,000
Available-for-sale securities, due after five years through ten years, fair value	26,848,000
Available-for-sale securities, due after ten years, fair value	22,114,000
Total available for sale, fair value	59,610,000
Mortgage-backed securities available for sale, fair value	42,674,000
Total investment and mortgage-back securities, available for sale, fair value	102,284,000
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Held to maturity, due in one year or less, amortized cost	0
Held to maturity, due after one year through five years, amortized cost	0
Held to maturity, due after five years through ten years, amortized cost	0
Held to maturity, due after ten years, amortized cost	0
Total held to maturity, amortized cost	0
Mortgage-backed securities held to maturity, amortized cost	1,965,000
Total investment and mortgage-backed securities held to maturity, amortized cost	1,965,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held to maturity, due in one year or less, fair value	0
Held to maturity, due after one year through five years, fair value	0
Held to maturity, due after five years through ten years, fair value	0
Held to maturity, due after ten years, fair value	0
Total held to maturity, fair value	0
Mortgage-backed securities held to maturity, fair value	2,271,000
Total investment and mortgage-backed securities held to maturity, fair value	2,271,000
Investment securities pledged to secure public deposits	7,000,000	7,100,000
Securities holding threshold for analysis (in hundredths)	10.00%
Stock in the FHLB	5,431,000	7,657,000
Required FHLB holdings	4,100,000
FHLB redemptions totaled	2,226,000	1,744,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	1	2
Continuous unrealized loss position, less than 12 months, fair value	617,000	3,442,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(4,000)	(30,000)
Continuous unrealized loss position, 12 months or longer, fair value	0	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0	0
Total continuous unrealized loss position, fair value	617,000	3,442,000
Total continuous unrealized loss position, unrealized loss	(4,000)	(30,000)
US Government and federal agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost		2,995,000
Available-for-sale, Gross unrealized gains		35,000
Available-for-sale, Gross unrealized losses		0
Available for sale, Fair value		3,030,000
State and political subdivisions [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	55,254,000	51,287,000
Available-for-sale, Gross unrealized gains	4,360,000	3,804,000
Available-for-sale, Gross unrealized losses	(4,000)	0
Available for sale, Fair value	59,610,000	55,091,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	1
Continuous unrealized loss position, less than 12 months, fair value	617,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(4,000)
Continuous unrealized loss position, 12 months or longer, fair value	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0
Total continuous unrealized loss position, fair value	617,000
Total continuous unrealized loss position, unrealized loss	(4,000)
Residential mortgage-backed securities issued by Quasi-governmental agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	41,265,000	45,969,000
Available-for-sale, Gross unrealized gains	1,409,000	1,525,000
Available-for-sale, Gross unrealized losses	0	0
Available for sale, Fair value	42,674,000	47,494,000
Residential mortgage-backed securities privately issued [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost		8,723,000
Available-for-sale, Gross unrealized gains		195,000
Available-for-sale, Gross unrealized losses		(30,000)
Available for sale, Fair value		8,888,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities		2
Continuous unrealized loss position, less than 12 months, fair value		3,442,000
Continuous unrealized loss position, less than 12 months, unrealized loss		(30,000)
Continuous unrealized loss position, 12 months or longer, fair value		0
Continuous unrealized loss position, 12 months or longer, unrealized loss		0
Total continuous unrealized loss position, fair value		3,442,000
Total continuous unrealized loss position, unrealized loss		(30,000)
Investment and mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized gains	112,000	760,000
Proceeds from the sale of investment and mortgage-backed securities	2,700,000	10,700,000
Mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized losses	27,000
Proceeds from sale of mortgage-backed securities available for sale	$ 1,100,000

LOANS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Held for Investment [Abstract]
Total loans	$ 532,031,000	$ 501,160,000
Net deferred loans origination costs and unamortized premiums	1,611,000	1,065,000
Less allowance for loan losses	(6,922,000)	(8,100,000)
Total loans receivable	526,720,000	494,125,000
Held-for-sale [Abstract]
Loans Held-for-sale, Mortgages	706,000	488,000
Number of days residential mortgages and consumer loans are placed on non accrual status	90 days
Minimum amount of loan balances excluded from evaluation for impairment	1,000,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	8,359,000	12,541,000
Loans and Leases Receivable, Nonperforming, Accrual of Interest	0	0
Additional interest that would have been recorded	413,000	616,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	7,471,000	6,571,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	609,000	3,823,000
Loans individually evaluated for impairment, recorded investment, total	8,080,000	10,394,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	8,899,000	6,571,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	668,000	3,823,000
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,567,000	10,394,000
Impaired Financing Receivable, Related Allowance	1,547,000	2,303,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	1,547,000	2,303,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	6,662,000	9,044,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	3,858,000	4,868,000
Loans individually evaluated for impairment , average recorded investment	10,520,000	13,912,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	521,262,000	486,235,000
Loans receivable, 30 to 59 days past due	2,026,000	581,000
Loans receivable, 60 to 89 days past due	456,000	3,313,000
Loans receivable past due 90 days or more	8,287,000	11,031,000
Loans receivable, total past due	10,769,000	14,925,000
Total loans	532,031,000	501,160,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	8,100,000	8,328,000
Provision	2,400,000	3,728,000
Charge-offs	(3,660,000)	(4,015,000)
Recoveries	82,000	59,000
Balance, end of period	6,922,000	8,100,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	1,547,000	2,303,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	5,375,000	5,797,000
Loans receivable, allowance for credit losses, evaluated for impairment	6,922,000	8,100,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	8,080,000	10,394,000
Loans balance, collectively evaluated for impairment	523,951,000	490,766,000
Loan balance, evaluated for impairment	532,031,000	501,160,000
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts2	2	2
Pre-Modification Outstanding Recorded Investment	950,000	510,000
Post Modification Outstanding Recorded Investment	923,000	507,000
Contracts classified and TDR's that subsequently defaulted		1
Recorded investment of loans classified as TDR's and subsequently defaulted		169,000
Loans Receivable, Troubled Debt Restructuring, Allowance for Credit Losses Charge-off	40,000
Concentration of loans threshold percentage (in hundredths)	10.00%
Aggregate dollar amount of loans with related parties	125,000	138,000
New loans to related parties	35,000
Principal repayments from related parties	48,000
Unused lines of credit available	360,000	360,000
Pass [Member]
Held for Investment [Abstract]
Total loans	138,403,000	138,510,000
Loans Receivable, Aging [Abstract]
Total loans	138,403,000	138,510,000
Special Mention [Member]
Held for Investment [Abstract]
Total loans	9,388,000	17,260,000
Loans Receivable, Aging [Abstract]
Total loans	9,388,000	17,260,000
Substandard [Member]
Held for Investment [Abstract]
Total loans	18,597,000	21,430,000
Loans Receivable, Aging [Abstract]
Total loans	18,597,000	21,430,000
Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Residential Mortgages [Member]
Held for Investment [Abstract]
Total loans	323,665,000	277,824,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	2,265,000	5,502,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	2,137,000	1,252,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	0	2,381,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	2,214,000	1,252,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	0	2,381,000
Impaired Financing Receivable, Related Allowance	218,000	388,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	218,000	388,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	2,061,000	751,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	698,000	1,497,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	319,982,000	273,231,000
Loans receivable, 30 to 59 days past due	1,161,000	98,000
Loans receivable, 60 to 89 days past due	329,000	153,000
Loans receivable past due 90 days or more	2,193,000	4,342,000
Loans receivable, total past due	3,683,000	4,593,000
Total loans	323,665,000	277,824,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	2,194,000	1,839,000
Provision	367,000	515,000
Charge-offs	(768,000)	(172,000)
Recoveries	56,000	12,000
Balance, end of period	1,849,000	2,194,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	218,000	388,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,631,000	1,806,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,849,000	2,194,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	2,137,000	3,633,000
Loans balance, collectively evaluated for impairment	321,528,000	274,191,000
Loan balance, evaluated for impairment	323,665,000	277,824,000
Troubled Debt Restructuring Segregated by Class [Abstract]
Financing Receivable, Modifications, Number of Contracts2	2	2
Pre-Modification Outstanding Recorded Investment	950,000	510,000
Post Modification Outstanding Recorded Investment	923,000	507,000
Contracts classified and TDR's that subsequently defaulted		1
Recorded investment of loans classified as TDR's and subsequently defaulted		169,000
Residential Mortgages [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	321,400,000	272,322,000
Loans Receivable, Aging [Abstract]
Total loans	321,400,000	272,322,000
Residential Mortgages [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	2,265,000	5,502,000
Loans Receivable, Aging [Abstract]
Total loans	2,265,000	5,502,000
Real estate-commercial [Member]
Held for Investment [Abstract]
Total loans	104,766,000	110,743,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	1,098,000	2,711,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	546,000	1,497,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	552,000	1,214,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	1,497,000	1,497,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	552,000	1,214,000
Impaired Financing Receivable, Related Allowance	296,000	877,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	296,000	877,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	697,000	3,581,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	1,012,000	1,270,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	102,868,000	108,382,000
Loans receivable, 30 to 59 days past due	800,000	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	1,098,000	2,361,000
Loans receivable, total past due	1,898,000	2,361,000
Total loans	104,766,000	110,743,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	2,352,000	3,281,000
Provision	353,000	82,000
Charge-offs	(951,000)	1,011,000
Recoveries	0	0
Balance, end of period	1,754,000	2,352,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	296,000	877,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,458,000	1,475,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,754,000	2,352,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	1,098,000	2,711,000
Loans balance, collectively evaluated for impairment	103,668,000	108,032,000
Loan balance, evaluated for impairment	104,766,000	110,743,000
Real estate-commercial [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	91,446,000	95,719,000
Loans Receivable, Aging [Abstract]
Total loans	91,446,000	95,719,000
Real estate-commercial [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	4,192,000	6,189,000
Loans Receivable, Aging [Abstract]
Total loans	4,192,000	6,189,000
Real estate-commercial [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	9,128,000	8,835,000
Loans Receivable, Aging [Abstract]
Total loans	9,128,000	8,835,000
Real estate-commercial [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Real estate-residential [Member]
Held for Investment [Abstract]
Total loans	21,570,000	25,801,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	51,000	0
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	51,000	0
Loans individually evaluated for impairment, with no related allowance, recorded investment	0	0
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	51,000	0
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	0	0
Impaired Financing Receivable, Related Allowance	4,000	0
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	4,000	0
Loans individually evaluated for impairment, with related allowance, average recorded investment	298,000	497,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	216,000	459,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	21,488,000	25,489,000
Loans receivable, 30 to 59 days past due	31,000	312,000
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	51,000	0
Loans receivable, total past due	82,000	312,000
Total loans	21,570,000	25,801,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	369,000	534,000
Provision	726,000	865,000
Charge-offs	(487,000)	(1,030,000)
Recoveries	0	0
Balance, end of period	608,000	369,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	4,000	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	604,000	369,000
Loans receivable, allowance for credit losses, evaluated for impairment	608,000	369,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	51,000	0
Loans balance, collectively evaluated for impairment	21,519,000	25,801,000
Loan balance, evaluated for impairment	21,570,000	25,801,000
Real estate-residential [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	19,244,000	21,447,000
Loans Receivable, Aging [Abstract]
Total loans	19,244,000	21,447,000
Real estate-residential [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	1,018,000	2,891,000
Loans Receivable, Aging [Abstract]
Total loans	1,018,000	2,891,000
Real estate-residential [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	1,308,000	1,463,000
Loans Receivable, Aging [Abstract]
Total loans	1,308,000	1,463,000
Real estate-residential [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Real estate-multi-family [Member]
Held for Investment [Abstract]
Total loans	19,118,000	19,906,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	19,118,000	19,906,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	0	0
Loans receivable, total past due	0	0
Total loans	19,118,000	19,906,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	350,000	399,000
Provision	(105,000)	(49,000)
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	245,000	350,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	245,000	350,000
Loans receivable, allowance for credit losses, evaluated for impairment	245,000	350,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	19,118,000	19,906,000
Loan balance, evaluated for impairment	19,118,000	19,906,000
Real estate-multi-family [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	15,751,000	12,753,000
Loans Receivable, Aging [Abstract]
Total loans	15,751,000	12,753,000
Real estate-multi-family [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	0	3,768,000
Loans Receivable, Aging [Abstract]
Total loans	0	3,768,000
Real estate-multi-family [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	3,367,000	3,385,000
Loans Receivable, Aging [Abstract]
Total loans	3,367,000	3,385,000
Real estate-multi-family [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Construction loans [Member]
Held for Investment [Abstract]
Total loans	16,288,000	16,336,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	4,794,000	4,044,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	4,737,000	3,816,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	57,000	228,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	5,137,000	3,816,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	116,000	228,000
Impaired Financing Receivable, Related Allowance	1,029,000	1,035,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	1,029,000	1,035,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	3,604,000	4,143,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	1,932,000	1,642,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	11,494,000	9,151,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	3,141,000
Loans receivable past due 90 days or more	4,794,000	4,044,000
Loans receivable, total past due	4,794,000	7,185,000
Total loans	16,288,000	16,336,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	1,830,000	1,363,000
Provision	1,049,000	1,987,000
Charge-offs	(1,182,000)	(1,521,000)
Recoveries	0	1,000
Balance, end of period	1,697,000	1,830,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	1,029,000	1,035,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	668,000	795,000
Loans receivable, allowance for credit losses, evaluated for impairment	1,697,000	1,830,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	4,794,000	4,044,000
Loans balance, collectively evaluated for impairment	11,494,000	12,292,000
Loan balance, evaluated for impairment	16,288,000	16,336,000
Construction loans [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	7,397,000	4,452,000
Loans Receivable, Aging [Abstract]
Total loans	7,397,000	4,452,000
Construction loans [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	4,097,000	4,312,000
Loans Receivable, Aging [Abstract]
Total loans	4,097,000	4,312,000
Construction loans [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	4,794,000	7,572,000
Loans Receivable, Aging [Abstract]
Total loans	4,794,000	7,572,000
Construction loans [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Commercial and Industrial Loans [Member]
Held for Investment [Abstract]
Total loans	4,646,000	4,414,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	0	6,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	0	6,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	0	6,000
Impaired Financing Receivable, Related Allowance	0	3,000
Loans individually evaluated for impairment related allowance	0	3,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	2,000	72,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	4,646,000	4,408,000
Loans receivable, 30 to 59 days past due	0	0
Loans receivable, 60 to 89 days past due	0	0
Loans receivable past due 90 days or more	0	6,000
Loans receivable, total past due	0	6,000
Total loans	4,646,000	4,414,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	138,000	77,000
Provision	115,000	67,000
Charge-offs	(156,000)	(44,000)
Recoveries	22,000	38,000
Balance, end of period	119,000	138,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	3,000
Loans receivable, allowance for credit losses, collectively evaluated for impairment	119,000	135,000
Loans receivable, allowance for credit losses, evaluated for impairment	119,000	138,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	6,000
Loans balance, collectively evaluated for impairment	4,646,000	4,408,000
Loan balance, evaluated for impairment	4,646,000	4,414,000
Commercial and Industrial Loans [Member] | Pass [Member]
Held for Investment [Abstract]
Total loans	4,565,000	4,139,000
Loans Receivable, Aging [Abstract]
Total loans	4,565,000	4,139,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Held for Investment [Abstract]
Total loans	81,000	100,000
Loans Receivable, Aging [Abstract]
Total loans	81,000	100,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Held for Investment [Abstract]
Total loans	0	175,000
Loans Receivable, Aging [Abstract]
Total loans	0	175,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Held for Investment [Abstract]
Total loans	0	0
Loans Receivable, Aging [Abstract]
Total loans	0	0
Total commercial loans [Member]
Held for Investment [Abstract]
Total loans	166,388,000	177,200,000
Loans Receivable, Aging [Abstract]
Total loans	166,388,000	177,200,000
Home equity and second mortgage [Member]
Held for Investment [Abstract]
Total loans	40,143,000	44,165,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	143,000	277,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	39,842,000	43,712,000
Loans receivable, 30 to 59 days past due	34,000	165,000
Loans receivable, 60 to 89 days past due	124,000	11,000
Loans receivable past due 90 days or more	143,000	277,000
Loans receivable, total past due	301,000	453,000
Total loans	40,143,000	44,165,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	448,000	607,000
Provision	(104,000)	62,000
Charge-offs	(93,000)	(221,000)
Recoveries	0	0
Balance, end of period	251,000	448,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	251,000	448,000
Loans receivable, allowance for credit losses, evaluated for impairment	251,000	448,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	40,143,000	44,165,000
Loan balance, evaluated for impairment	40,143,000	44,165,000
Home equity and second mortgage [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	40,000,000	43,888,000
Loans Receivable, Aging [Abstract]
Total loans	40,000,000	43,888,000
Home equity and second mortgage [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	143,000	277,000
Loans Receivable, Aging [Abstract]
Total loans	143,000	277,000
Other consumer [Member]
Held for Investment [Abstract]
Total loans	1,835,000	1,971,000
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	8,000	1,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Loans Receivable, Aging [Abstract]
Loans receivable, current	1,824,000	1,956,000
Loans receivable, 30 to 59 days past due	0	6,000
Loans receivable, 60 to 89 days past due	3,000	8,000
Loans receivable past due 90 days or more	8,000	1,000
Loans receivable, total past due	11,000	15,000
Total loans	1,835,000	1,971,000
Loans receivable, 90 days and accruing interest	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	22,000	16,000
Provision	8,000	14,000
Charge-offs	(23,000)	(16,000)
Recoveries	4,000	8,000
Balance, end of period	11,000	22,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	11,000	22,000
Loans receivable, allowance for credit losses, evaluated for impairment	11,000	22,000
Loan Balance [Abstract]
Loan balance, individually evaluated for impairment	0	0
Loans balance, collectively evaluated for impairment	1,835,000	1,971,000
Loan balance, evaluated for impairment	1,835,000	1,971,000
Other consumer [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	1,827,000	1,970,000
Loans Receivable, Aging [Abstract]
Total loans	1,827,000	1,970,000
Other consumer [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	8,000	1,000
Loans Receivable, Aging [Abstract]
Total loans	8,000	1,000
Total consumer loans [Member]
Held for Investment [Abstract]
Total loans	41,978,000	46,136,000
Loans Receivable, Aging [Abstract]
Total loans	41,978,000	46,136,000
Total residential and consumer Loans [Member]
Held for Investment [Abstract]
Total loans	365,643,000	323,960,000
Loans Receivable, Aging [Abstract]
Total loans	365,643,000	323,960,000
Total residential and consumer Loans [Member] | Performing [Member]
Held for Investment [Abstract]
Total loans	363,227,000	318,180,000
Loans Receivable, Aging [Abstract]
Total loans	363,227,000	318,180,000
Total residential and consumer Loans [Member] | Nonperforming [Member]
Held for Investment [Abstract]
Total loans	2,416,000	5,780,000
Loans Receivable, Aging [Abstract]
Total loans	2,416,000	5,780,000
Unallocated [Member]
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	397,000	212,000
Provision	(9,000)	185,000
Charge-offs	0	0
Recoveries	0	0
Balance, end of period	388,000	397,000
Allowance [Abstract]
Loans receivable, allowance for credit losses, individually evaluated for impairment	0	0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	388,000	397,000
Loans receivable, allowance for credit losses, evaluated for impairment	$ 388,000	$ 397,000

LOAN SERVICING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 136,206,000	$ 118,994,000
Custodial balances maintained in connection with the foregoing loan servicing	2,800,000	1,200,000
Net servicing (loss)	(66,000)	(98,000)
FHLMC [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	235,000	285,000
FNMA [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	127,677,000	108,275,000
Other investors [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 8,294,000	$ 10,434,000

PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 18,149,000	$ 19,619,000
Less accumulated depreciation	13,640,000	14,752,000
Premises and equipment subtotal	4,509,000	4,867,000
Property, Plant and Equipment, Net, Total	6,108,000	6,559,000
Depreciation expense	781,000	853,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	30 years
Premises and equipment	7,614,000	7,669,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	3,243,000	3,262,000
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	7,292,000	8,688,000
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	7 years
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 1,599,000	$ 1,692,000

DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS [Abstract]
Demand	$ 52,433,000	$ 43,910,000
NOW	76,370,000	65,677,000
Money market	153,827,000	155,010,000
Passbook savings	106,268,000	105,617,000
Total demand, transaction and passbook deposits	388,898,000	370,214,000
Certificates of deposit	171,417,000	181,074,000
Deposits	560,315,000	551,288,000
Certificates of deposit with a minimum of $100,000	50,700,000	45,300,000
Scheduled maturities of certificates of deposit [Abstract]
2013	114,386,000
2014	32,593,000
2015	12,868,000
2016	7,964,000
2017	3,441,000
Thereafter	165,000
Certificates of deposit	171,417,000	181,074,000
Related party deposits	$ 5,000,000	$ 4,200,000

ADVANCES FROM THE FHLB (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ADVANCES FROM THE FHLB [Abstract]
Weighted average interest rate on principal payments due (in hundredths)	1.88%	3.37%
Federal Home Loan Bank, Advances, Principal Payments Due [Abstract]
Amount of principal due during the next twelve months	$ 14,754,000	$ 25,259,000
Year two	4,287,000	10,187,000
Year three	3,669,000	3,398,000
Year four	10,887,000	2,767,000
Year five	14,895,000	3,969,000
Year six		961,000
Thereafter	12,164,000	367,000
Advances total	60,656,000	46,908,000
Federal Home Loan Bank, Advances, Maturities Weighted Average Interest Rate [Abstract]
One year (in hundredths)	2.79%	3.88%
Two years (in hundredths)	2.40%	3.30%
Three years (in hundredths)	2.16%	2.52%
Four years (in hundredths)	1.38%	2.28%
Five years (in hundredths)	1.12%	2.22%
Six years (in hundredths)		2.19%
Thereafter (in hundredths)	2.43%	2.08%
FHLB Advance Disclosures [Abstract]
Advances collateralized totaling approximately	337,000,000
Maximum borrowing capacity	251,500,000
Total unused lines of credit at the FHLB	$ 60,000,000

BENEFIT PLANS, Defined Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Abstract]
Maximum annual contribution of pretax eligible compensation (in hundredths)	15.00%
Employer matching contribution of the initial 1,000 deferral (in hundredths)	75.00%
Initial deferral threshold for matching contribution	$ 1,000
Matching contribution amount	$ 78,000	$ 78,000

BENEFIT PLANS, Defined Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan [Abstract]
Vesting period for qualifying service	5 years
Reconciliation of projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 8,045,000	$ 5,837,000
Service cost	736,000	565,000
Interest cost	360,000	328,000
Actuarial loss	339,000	1,411,000
Amendments	0	0
Benefits paid	(540,000)	(96,000)
Benefits obligation at end of year	8,940,000	8,045,000
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at beginning of year	8,006,000	7,761,000
Actual return on plan assets	801,000	(145,000)
Employer contribution	1,500,000	486,000
Benefits paid	(540,000)	(96,000)
Fair value of plan assets at end of year	9,767,000	8,006,000
Funded status at end of year	827,000	(39,000)
Accumulated benefit obligation	8,100,000	6,900,000
Expected employer contribution, next fiscal year	400,000
Amounts recognized in accumulated other comprehensive income [Abstract]
Net loss	(4,270,000)	(4,372,000)
Prior service cost	(27,000)	(28,000)
Total	(4,297,000)	(4,400,000)
The net (loss) gain recognized in accumulated other comprehensive income as an adjustment to the funded status of the plan	103,000	(2,100,000)
Expected amortization of net actuarial loss and prior service cost	264,000
Weighted-average assumptions used to determine benefit obligations: [Abstract]
Discount rate (in hundredths)	4.00%	4.50%
Rate of compensation increase (in hundredths)	3.00%	4.00%
Components of net periodic benefit cost [Abstract]
Service cost	736,000	565,000
Interest cost	360,000	328,000
Expected return on plan assets	(644,000)	(619,000)
Amortization of prior service cost	2,000	2,000
Recognized net actuarial loss	283,000	115,000
Net periodic benefit cost	737,000	391,000
Weighted-average assumptions used to determine net benefit costs [Abstract]
Discount rate (in hundredths)	4.50%	5.75%
Expected return on plan assets (in hundredths)	8.00%	8.00%
Rate of compensation increase (in hundredths)	4.00%	4.00%
Estimated future benefits payments are as follows: [Abstract]
2013	125,000
2014	213,000
2015	239,000
2016	275,000
2017	278,000
2018-2022	1,864,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	9,767,000	8,006,000
Total Plan assets at fair value	9,767,000	8,006,000
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Mutual funds [Member]
The plan's weighted-average asset allocations [Abstract]
Total asset allocation by asset category (in hundredths)	100.00%	100.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	9,767,000	8,006,000
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	9,767,000	8,006,000
Total Plan assets at fair value	9,767,000	8,006,000
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of fair value of assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Defined Benefit Plan's Financial Assets at Fair Value Disclosure [Line Items]
Collective investment trust funds	0	0
Total Plan assets at fair value	$ 0	$ 0

BENEFIT PLANS, ESOP (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ESOP [Abstract]
Service requirement to become eligible for the ESOP	6 months
ESOP debt	$ 4,200,000
Shares purchased for the ESOP (in shares)	423,200
Employee Stock Ownership Plan (ESOP), Compensation Expense	286,000	222,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Allocated shares (in shares)	184,000	177,000
Unreleased shares (in shares)	103,000	115,000
Total ESOP shares (in shares)	287,000	292,000
Fair value of unreleased shares	$ 2,446,000	$ 2,615,000

BENEFIT PLANS, Stock-based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 23.53	$ 23.53
Exercise price range upper limit (in dollars per share)	$ 32.51	$ 32.51
Number of options outstanding (in shares)	89,279
Weighted average remaining contractual life (years) of options outstanding	2 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 24.08
Options exercisable (in shares)	80,652
Weighted average exercise price of options exercisable (in dollars per share)	$ 24.55
Aggregate intrinsic value of [Abstract]
Options outstanding	$ 179,000	$ 133,000
Options exercisable	144,000	80,000
Options exercised	1,000	30,000
Cash receipts	7,000	211,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	176,000	114,000
Directors fees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	149,000	69,000
Stock grant expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock based compensation expense	0	13,000
Stock option expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Tax benefit from compensation expense	9,000	11,000
Nonvested awards compensation cost not yet recognized	22,000
Nonvested awards compensation cost not yet recognized, period for recognition	10 months
Total stock based compensation expense	$ 27,000	$ 32,000
$19.67 - 28.42 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 19.67
Exercise price range upper limit (in dollars per share)	$ 28.42
Number of options outstanding (in shares)	73,126
Weighted average remaining contractual life (years) of options outstanding	2 years 1 month 28 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 22.21
Options exercisable (in shares)	64,499
Weighted average exercise price of options exercisable (in dollars per share)	$ 22.55
$28.43 - 32.51 [Member]
Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range lower limit (in dollars per share)	$ 28.43
Exercise price range upper limit (in dollars per share)	$ 32.51
Number of options outstanding (in shares)	16,153
Weighted average remaining contractual life (years) of options outstanding	11 months 16 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 32.51
Options exercisable (in shares)	16,153
Weighted average exercise price of options exercisable (in dollars per share)	$ 32.51
Stock Options [Member]
Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	109,765	126,257
Options granted (in shares)	0	0
Options exercised (in shares)	(315)	(10,916)
Options forfeited (in shares)	(1,904)	(3,370)
Options expired (in shares)	(18,267)	(2,206)
Outstanding at end of year (in shares)	89,279	109,765
Options exercisable (in shares)	80,652	92,328
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year weighted average exercise price beginning balance (in dollars per share)	$ 24.41	$ 24.04
Weighted average exercise price of options granted (in dollars per share)	$ 0	$ 0
Weighted average exercise price of options exercised (in dollars per share)	$ 19.67	$ 19.33
Weighted average exercise price of options forfeited (in dollars per share)	$ 28.59	$ 26.1
Weighted average exercise price of options expired (in dollars per share)	$ 25.68	$ 25.44
Outstanding at ending of year weighted average exercise price beginning balance (in dollars per share)	$ 24.08	$ 24.41
Weighted average exercise price of options exercisable (in dollars per share)	$ 24.55	$ 25.31
Restricted Stock [Member]
Non-Vested Restricted Stock, Outstanding [Roll Forward]
Total non-vested restricted stock grants at January 1 (in shares)		700
Restricted stock grant (in shares)		0
Vesting of restricted stock (in shares)		(700)
Forfeitures of restricted stock (in shares)		0
Total non-vested restricted stock grants at December 31 (in shares)		0
Nonvested Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Total non-vested restricted stock grants at January 1 (in dollars per share)		$ 19.67
Restricted stock grant (in dollars per share)		$ 0
Vesting of restricted stock (in dollars per share)		$ 19.67
Forfeitures of restricted stock (in dollars per share)		$ 0
Total non-vested restricted stock grants at December 31 (in dollars per share)		$ 0

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal [Abstract]
Current	$ 524,000	$ 1,085,000
Tax benefit arising from stock compensation	0	3,000
Deferred	1,194,000	(77,000)
Total Federal income tax component	1,718,000	1,011,000
Sate and local-current	7,000	8,000
Income tax provision	1,725,000	1,019,000
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax (in hundredths)	34.00%	34.00%
(Decrease) increase resulting from Tax-exempt income (in hundredths)	(10.30%)	(14.00%)
State tax, net of federal benefit (in hundredths)	0.10%	0.10%
Other (in hundredths)	0.50%	0.40%
Effective income tax rate (in hundredths)	24.30%	20.50%
Deferred tax assets [Abstract]
Deferred compensation	138,000	137,000
Allowance for loan losses, net	2,353,000	2,754,000
Stock compensation	78,000	106,000
Adjustment to record funded status of pension plan	1,462,000	1,497,000
Non accrual interest	333,000	336,000
Adjustment for real estate acquired thru foreclosure	20,000	182,000
Other	5,000	34,000
Total deferred tax assets	4,389,000	5,046,000
Deferred tax liabilities [Abstract]
Accrued pension expense	1,704,000	1,444,000
Unrealized gain on securities available for sale	1,960,000	1,880,000
Prepaid expenses	151,000	180,000
Deferred loan costs	1,172,000	831,000
Amortization of goodwill	1,470,000	1,470,000
Other	296,000	296,000
Total deferred tax liabilities	6,753,000	6,101,000
Net deferred tax liability	(2,364,000)	(1,055,000)
Non recapture of bad debt deductions	5,700,000
Amount of unrecognized deferred tax liability	$ 1,900,000

REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual Amount [Abstract]
Tangible capital (to tangible assets)	$ 73,612	$ 69,144
Core capital (to adjusted tangible assets)	73,612	69,144
Tier 1 capital (to risk weighted assets)	73,612	69,144
Total Risk	79,161	74,147
Actual Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	10.45%	10.21%
Core capital (to adjusted tangible assets) (in hundredths)	10.45%	10.21%
Tier 1 capital (to risk weighted assets) (in hundredths)	16.63%	17.31%
Total Risk (in hundredths)	17.89%	18.56%
For Capital Adequacy Purposes Amount [Abstract]
Tangible capital (to tangible assets)	10,562	10,154
Core capital (to adjusted tangible assets)	28,164	27,078
Tier 1 capital (to risk weighted assets)	17,703	15,976
Total Risk	35,407	31,953
For Capital Adequacy Purposes Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	1.50%	1.50%
Core capital (to adjusted tangible assets) (in hundredths)	4.00%	4.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	4.00%	4.00%
Total Risk (in hundredths)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount [Abstract]
Tangible capital (to tangible assets)	0	0
Core capital (to adjusted tangible assets)	35,206	33,847
Tier 1 capital (to risk weighted assets)	26,555	23,965
Total Risk	$ 44,259	$ 39,941
To Be Well Capitalized Under Prompt Corrective Action Provision Ratio [Abstract]
Core capital (to adjusted tangible assets) (in hundredths)	5.00%	5.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	6.00%	6.00%
Total Risk (in hundredths)	10.00%	10.00%

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 75,401	$ 68,197
Commitments to Extend Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	74,571	67,435
Standby Letters of Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	780	710
Loans Sold with Recourse [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 50	$ 52

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments [Line Items]
Rental expense	$ 554,000	$ 574,000
Minimum annual rental commitments of the Bank under all non-cancelable leases [Abstract]
2013	470,000
2014	399,000
2015	236,000
2016	168,000
2017	133,000
Thereafter	948,000
Total	2,354,000
Contingent liability benefit reimbursement period	1 year
Change of control contingent liability	2,300,000
Maximum [Member]
Commitments [Line Items]
Lease terms	10 years
Optional commitments to sell mortgage loans to investors [Member]
Commitments [Line Items]
Commitments	$ 7,500,000	$ 5,300,000

SIGNIFICANT CONCENTRATIONS OF CREDIT RISK (Details) (Product Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012
Product Concentration Risk [Member]
Concentration Risk [Line Items]
Maximum amortization terms on loan origination	30 years
Loan to value ratio (in hundredths)	80.00%

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale [Abstract]
Available for sale, Fair value	$ 102,284	$ 114,503
Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		3,030
State and Political Subdivisions	59,610	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	42,674	47,494
Residential Real Estate Mortgage-back Securities Privately Issued		8,888
Available for sale, Fair value	102,284	114,503
Loans available for sale, Residential mortgages	706	488
Level 1 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		0
State and Political Subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Residential Real Estate Mortgage-back Securities Privately Issued		0
Available for sale, Fair value	0	0
Loans available for sale, Residential mortgages	0	0
Level 2 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		3,030
State and Political Subdivisions	59,610	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	42,674	47,494
Residential Real Estate Mortgage-back Securities Privately Issued		8,888
Available for sale, Fair value	102,284	114,503
Loans available for sale, Residential mortgages	706	488
Level 3 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		0
State and Political Subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Residential Real Estate Mortgage-back Securities Privately Issued		0
Available for sale, Fair value	0	0
Loans available for sale, Residential mortgages	$ 0	$ 0

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part II (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Nonrecurring [Member]	Dec. 31, 2011 Nonrecurring [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 1 [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 2 [Member]	Dec. 31, 2012 Nonrecurring [Member] Level 3 [Member]	Dec. 31, 2011 Nonrecurring [Member] Level 3 [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans					$ 6,533,000	$ 8,091,000	$ 0	$ 0	$ 0	$ 0	$ 6,533,000	$ 8,091,000
Real estate acquired through foreclosure					7,282,000	11,730,000	0	0	0	0	7,282,000	11,730,000
Mortgage servicing rights					956,000	763,000	0	0	956,000	763,000	0	0
Impaired loans, range of inputs (in hundredths)			5.00%	15.00%
Real estate acquired through foreclosure, range of inputs (in hundredths)			5.00%	20.00%
Mortgage servicing rights, amortized cost basis	1,300,000	1,000,000
Mortgage servicing rights, fair value	$ 956,000	$ 763,000

FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part III (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Mortgage-backed securities	$ 2,271
Liabilities [Abstract]
Borrowings with stated maturities	60,656	46,908
Carrying Value [Member]
Assets [Abstract]
Cash and cash equivalents	31,137	14,928
Investment securities	59,610	58,121
Mortgage-backed securities	44,639	58,970
Loans receivable	527,426	494,613
Liabilities [Abstract]
Deposits with stated maturities	171,417	181,074
Deposits with no stated maturities	388,898	370,214
Borrowings with stated maturities	60,656	46,908
Fair Value [Member]
Assets [Abstract]
Cash and cash equivalents	31,137	14,928
Investment securities	59,610	58,121
Mortgage-backed securities	44,945	59,310
Loans receivable	539,665	516,359
Liabilities [Abstract]
Deposits with stated maturities	175,025	183,306
Deposits with no stated maturities	388,898	370,214
Borrowings with stated maturities	60,939	48,092
Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	31,137
Investment securities	0
Mortgage-backed securities	0
Loans receivable	0
Liabilities [Abstract]
Deposits with stated maturities	0
Deposits with no stated maturities	388,898
Borrowings with stated maturities	0
Level 2 [Member]
Assets [Abstract]
Cash and cash equivalents	0
Investment securities	59,610
Mortgage-backed securities	44,945
Loans receivable	706
Liabilities [Abstract]
Deposits with stated maturities	0
Deposits with no stated maturities	0
Borrowings with stated maturities	0
Level 3 [Member]
Assets [Abstract]
Cash and cash equivalents	0
Investment securities	0
Mortgage-backed securities	0
Loans receivable	538,959
Liabilities [Abstract]
Deposits with stated maturities	175,025
Deposits with no stated maturities	0
Borrowings with stated maturities	$ 60,939

SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Service fees, charges and other operating income [Abstract]
Loan servicing fees, net	$ 139	$ 25
Late charge income	117	110
Deposit service charges	581	666
Debit card income	539	512
Other income	395	385
Service fees, charges and other operating income	1,771	1,698
Other operating expense [Abstract]
Insurance and surety bond	178	192
Office supplies	184	164
Loan expense	228	310
Debit card and ATM expense	272	245
Postage	246	231
Telephone	288	261
Supervisory examination fees	73	169
Other expenses	578	625
Other operating expense	$ 2,047	$ 2,197

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic [Abstract]
Net income	$ 5,383	$ 3,929
Weighted average shares-basic (denominator) (in shares)	2,726,133	2,702,200
Earnings per share-basic (in dollars per share)	$ 1.97	$ 1.45
Effect of Dilutive Securities [Abstract]
Effect of dilutive securities on income from Stock options and grants	0	0
Stock options and grants (in shares)	3,629	510
Effect of dilutive securities on earnings per share options and grants (in dollars per share)	$ 0	$ 0
Earnings Per Share, Diluted [Abstract]
Net income	$ 5,383	$ 3,929
Weighted average shares-diluted (denominator) (in shares)	2,729,762	2,702,710
Earnings per share-diluted (in dollars per share)	$ 1.97	$ 1.45
Antidilutive Securities Excluded from Computation of Diluted Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	42,462	62,057
Exercise price, lower limit (in dollars per share)	$ 23.53	$ 23.53
Exercise price, upper limit (in dollars per share)	$ 32.51	$ 32.51

CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS [Abstract]
Other assets	$ 11,592		$ 15,641
TOTAL ASSETS	711,836		681,929
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	628,891		604,521
Stockholders' equity	82,945		77,408		73,416
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	711,836		681,929
EXPENSE [Abstract]
NET INCOME	5,383		3,929
Total other comprehensive income	224		135
Comprehensive income	5,607		4,064
Cash flows from operating activities [Abstract]
Net income	5,383		3,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock-based compensation	493		370
Net cash used in operating activities	9,712		8,680
Cash flows from investing activities [Abstract]
Net cash provided by investing activities	(16,273)		13,023
Cash flows from financing activities [Abstract]
Common stock dividends paid	(543)		(534)
Payments for Repurchase of Common Stock	0		(122)
Proceeds from Stock Options Exercised	7		211
Deferred tax adjustment arising from stock compensation	(27)		0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	0		3
Net cash used in financing activities	22,770		(14,212)
NET INCREASE IN CASH AND CASH EQUIVALENTS	16,209		7,491
Cash and cash equivalents at beginning of period	14,928		7,437
Cash and cash equivalents at end of period	31,137		14,928
Parent Company Only - TF Financial Corporation [Member]
ASSETS [Abstract]
Cash	2,031		1,414
Notes receivable ESOP	1,208		1,352
Other assets	723		465
TOTAL ASSETS	83,071		77,435
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	126		27
Stockholders' equity	82,945		77,408
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	83,071		77,435
INCOME [Abstract]
Equity in earnings of subsidiaries	5,963		4,432
Interest and dividend income	22		6
Total income	5,985		4,438
EXPENSE [Abstract]
Other	602		509
Total expenses	602		509
NET INCOME	5,383		3,929
Total other comprehensive income	224	[1]	135	[1]
Comprehensive income	5,607		4,064
Cash flows from operating activities [Abstract]
Net income	5,383		3,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock-based compensation	176		114
Equity in earnings of subsidiaries	(5,963)		(4,432)
Increase (Decrease) in Operating Capital, Total	(16)		(300)
Net cash used in operating activities	(420)		(689)
Cash flows from investing activities [Abstract]
Capital distribution from subsidiaries	1,600		1,548
Net cash provided by investing activities	1,600		1,548
Cash flows from financing activities [Abstract]
Common stock dividends paid	(543)		(534)
Payments for Repurchase of Common Stock	0		(122)
Proceeds from Stock Options Exercised	7		211
Deferred tax adjustment arising from stock compensation	(27)		0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	0		3
Net cash used in financing activities	(563)		(442)
NET INCREASE IN CASH AND CASH EQUIVALENTS	617		417
Cash and cash equivalents at beginning of period	1,414		997
Cash and cash equivalents at end of period	2,031		1,414
Parent Company Only - TF Financial Corporation [Member] | Investment in 3rd Fed [Member]
ASSETS [Abstract]
Equity Method Investments	78,032		73,117
Parent Company Only - TF Financial Corporation [Member] | Investment in Penns Trail Development [Member]
ASSETS [Abstract]
Equity Method Investments	$ 1,077		$ 1,087

[1]	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

MERGERS AND ACQUISITIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Cash consideration to be paid, not to exceed total merger consideration (in hundredth)	50.00%
Roebling Financial Corp, Inc [Member]
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 14,500,000
Share price after conversion	$ 8.6
Common stock converted (in shares)	0.364
Number of trading days	20 days
Market value decline trigger rate leading to agreement termination (in hundredth)	15.00%
Termination Fee		$ 650,000